UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3416

THE CALVERT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2011

Item 1. Schedule of Investments.

4 - CALVERT INCOME FUND ANNUAL REPORT

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

ASSET-BACKED SECURITIES - 2.1%	PRINCIPAL AMOUNT	VALUE
ACLC Business Loan Receivables Trust, 0.837%, 10/15/21 (e)(r)	$185,748	$184,432
AmeriCredit Automobile Receivables Trust, 3.04%, 10/15/13	4,398,675	4,450,077
Capital Auto Receivables Asset Trust, 5.76%, 2/18/14 (e)	3,000,000	3,084,538
Capital One Auto Finance Trust, 0.217%, 4/15/14 (r)	5,411,936	5,400,244
Captec Franchise Trust, 8.155%, 6/15/13 (e)	3,771,287	3,838,598
Centex Home Equity, 7.36%, 7/25/32 (r)	120,536	12,063
DT Auto Owner Trust, 0.99%, 12/17/12 (e)	9,147,975	9,151,203
Fifth Third Auto Trust, 4.81%, 1/15/13	1,871,921	1,895,902
FMAC Loan Receivables Trust:
1.35%, 11/15/18 (e)(r)(u)	824,027	7,210
6.74%, 11/15/20 (e)	382,540	268,913
Ford Credit Auto Owner Trust, 7.05%, 12/15/13 (e)	3,000,000	3,077,528
Navistar Financial Corp Owner Trust, 1.47%, 10/18/12 (e)	11,477,551	11,499,535
Santander Drive Auto Receivables Trust, 1.01%, 7/15/13 (e)	3,000,000	3,003,287

Total Asset-Backed Securities (Cost $46,040,579)		45,873,530

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.9%
Banc of America Mortgage Securities, Inc., 0.281%, 1/25/34 (r)	59,760,971	510,245
Countrywide Home Loan Mortgage Pass Through Trust, 0.526%, 6/25/35 (e)(r)	1,712,330	1,257,405
GMAC Mortgage Corp. Loan Trust, 5.00%, 5/25/18 (e)	106,615	81,917
Impac CMB Trust:
0.826%, 9/25/34 (r)	931,103	702,081
0.706%, 4/25/35 (r)	5,132,396	4,020,611
0.806%, 4/25/35 (r)	1,839,109	1,053,829
0.726%, 5/25/35 (r)	2,368,991	1,786,137
0.506%, 8/25/35 (r)	5,301,594	3,896,046
Salomon Brothers Mortgage Securities VII, Inc., 3.217%, 9/25/33 (r)	166,850	20,690
Structured Asset Securities Corp., 5.50%, 6/25/35	4,291,000	2,612,756
WaMu Mortgage Pass Through Certificates, 2.724%, 10/25/35 (r)	5,697,000	4,747,857

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $22,332,643)		20,689,574

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.118%, 7/11/43	9,628,160	9,779,473
Bank of America-First Union NB Commercial Mortgage, 5.464%, 4/11/37	587,163	586,865
Commercial Mortgage Asset Trust, 7.35%, 1/17/32	3,000,000	3,304,063
Credit Suisse First Boston Mortgage Securities Corp., 5.603%, 7/15/35	2,475,000	2,552,757
GE Capital Commercial Mortgage Corp., 4.996%, 12/10/37	2,962,321	3,063,467
GS Mortgage Securities Corp. II, 4.295%, 1/10/40	4,820,993	4,884,449
JP Morgan Chase Commercial Mortgage Securities Corp., 6.429%, 4/15/35	223,751	223,540

Total Commercial Mortgage-Backed Securities (Cost $24,516,355)		24,394,614

CORPORATE BONDS - 65.8%
Affiliated Computer Services, Inc., 5.20%, 6/1/15	7,000,000	7,666,610
Alcoa, Inc.:
6.15%, 8/15/20	6,000,000	6,334,091
5.40%, 4/15/21	1,000,000	1,001,572
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	3,077,944	-
15.36%, 12/1/10 (b)(r)(x)*	17,718,398	-
Ally Financial, Inc.:
6.875%, 9/15/11	3,000,000	3,011,250
6.00%, 12/15/11	15,000,000	15,150,000
6.00%, 12/15/11	1,075,000	1,085,750
American Airlines Pass Through Trust, 7.858%, 4/1/13	8,395,000	8,499,937
American Express Bank FSB, 0.34%, 6/12/12 (r)	5,000,000	4,983,437
Amgen, Inc., 4.10%, 6/15/21	2,000,000	1,977,798
Anadarko Petroleum Corp., 6.375%, 9/15/17	5,000,000	5,725,838
Anheuser-Busch InBev Worldwide, Inc., 0.977%, 3/26/13 (r)	8,000,000	8,073,076
ANZ National International Ltd., 1.247%, 12/20/13 (e)(r)	10,000,000	10,000,001
APL Ltd., 8.00%, 1/15/24 (b)	21,057,000	18,075,539
ArcelorMittal, 5.50%, 3/1/21	10,100,000	10,093,207
Asciano Finance Ltd.:
5.00%, 4/7/18 (e)	3,500,000	3,567,747
4.625%, 9/23/20 (e)	820,000	779,534
Asian Development Bank, 6.22%, 8/15/27	2,470,000	2,869,429
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	23,670,000	22,411,088
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	53,561,000	-
Banco Bradesco SA, 2.361%, 5/16/14 (e)(r)	5,000,000	5,016,864
Bank of America Corp., 8.00% to 1/30/18, floating rate thereafter to 12/29/49 (r)	1,000,000	1,035,000
Bank of America NA, 0.527%, 6/15/16 (r)	14,000,000	12,715,849
Bank of Nova Scotia, 4.375%, 1/13/21	2,500,000	2,562,022
Bayfront Regional Development Corp. VRDN, 0.16%, 11/1/27 (r)	200,000	200,000
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	11,144,825	10,491,373
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	37,001,000	38,388,537
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc. VRDN, 0.25%, 6/1/22 (r)	170,000	170,000
Braskem Finance Ltd., 5.75%, 4/15/21 (e)	1,000,000	1,004,680
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	8,300,000	6,079,750
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/29/49 (e)(r)	13,850,000	10,145,125
Calpine Corp. Escrow (b)*	375,000	-
Cantor Fitzgerald LP:
6.375%, 6/26/15 (e)	2,000,000	2,103,319
7.875%, 10/15/19 (e)	22,572,000	24,654,497
Caterpillar, Inc., 0.425%, 5/21/13 (r)	5,000,000	5,005,743
Charter One Bank, 6.375%, 5/15/12	10,000,000	10,396,187
Citigroup, Inc.:
2.125%, 4/30/12	75,000,000	76,139,776
2.262%, 8/13/13 (r)	11,000,000	11,205,934
0.377%, 3/7/14 (r)	5,020,000	4,820,995
3.953%, 6/15/16	3,000,000	3,069,807
Cliffs Natural Resources, Inc., 6.25%, 10/1/40	5,325,000	5,289,255
CNPC HK Overseas Capital Ltd., 3.125%, 4/28/16 (e)	3,250,000	3,227,874
Comcast Corp., 6.55%, 7/1/39	8,800,000	9,452,800
Corn Products International, Inc.:
4.625%, 11/1/20	2,900,000	2,929,793
6.625%, 4/15/37	1,000,000	1,084,172
Credit Suisse USA, Inc., 0.461%, 8/16/11 (r)	3,000,000	2,999,845
Crown Castle Towers LLC:
4.174%, 8/15/17 (e)	2,825,000	2,881,500
4.883%, 8/15/40 (e)	4,558,000	4,603,580
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	3,872,614	3,991,892
5.88%, 1/10/28	230,181	236,798
6.036%, 12/10/28	7,979,496	8,468,719
6.943%, 1/10/30	6,809,928	7,659,399
7.507%, 1/10/32 (e)	3,312,610	3,924,979
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	2,500,000	2,362,500
Deutsche Bank Capital Funding Trust VII, 5.628% to 1/19/16, floating rate thereafter to 1/29/49 (e)(r)	3,000,000	2,677,500
Developers Diversified Realty Corp., 4.75%, 4/15/18	4,700,000	4,623,625
Discover Bank, 7.00%, 4/15/20	2,500,000	2,776,709
Discover Financial Services:
6.45%, 6/12/17	1,375,000	1,522,511
10.25%, 7/15/19	5,604,000	7,241,156
DnB NOR Boligkreditt AS, 2.10%, 10/14/15 (e)	6,930,000	6,827,472
Dominion Resources, Inc., 6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	10,065,000	9,813,375
Earthlink, Inc., 8.875%, 5/15/19 (e)	1,000,000	905,000
Eaton Corp., 0.575%, 6/16/14 (r)	2,000,000	1,999,997
Energizer Holdings, Inc., 4.70%, 5/19/21 (e)	4,000,000	3,981,854
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	27,375,000	28,527,446
Express Scripts, Inc., 3.125%, 5/15/16	2,000,000	2,008,758
FBG Finance Ltd., 5.125%, 6/15/15 (e)	4,000,000	4,301,890
Fifth Third Bank, 0.371%, 5/17/13 (r)	10,000,000	9,834,025
First Niagara Financial Group, Inc., 6.75%, 3/19/20	3,000,000	3,315,666
First Republic Bank, 7.75%, 9/15/12	500	531
Fleet Capital Trust V, 1.247%, 12/18/28 (r)	10,600,000	8,311,479
FMG Resources August 2006 Pty Ltd., 6.875%, 2/1/18 (e)	4,500,000	4,580,225
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	1,000,000	1,010,000
Forest Oil Corp., 8.00%, 12/15/11	15,345,000	15,651,900
Fort Knox Military Housing Privatization Project:
5.815%, 2/15/52 (e)	2,975,000	2,904,671
5.915%, 2/15/52 (e)	10,455,000	9,324,183
FUEL Trust:
4.207%, 4/15/16 (e)	5,295,000	5,281,205
3.984%, 6/15/16 (e)	7,450,000	7,356,840
General Electric Capital Corp.:
0.367%, 6/20/13 (r)	7,000,000	6,900,852
2.95%, 5/9/16	11,750,000	11,793,739
5.40%, 2/15/17	3,000,000	3,277,227
General Motors Corp. Escrow*	5,000,000	125,000
General Motors Corp. Escrow*	10,000,000	250,000
General Motors Corp. Escrow*	5,000,000	125,000
General Motors Corp. Escrow*	7,150,000	178,750
General Motors Corp. Escrow*	2,950,000	73,750
Glitnir Banki HF:
3.046%, 4/20/10 (e)(r)(y)*	42,295,000	11,736,862
3.226%, 1/21/11 (e)(r)(y)*	32,920,000	9,217,600
6.375%, 9/25/12 (e)(y)*	600,000	166,500
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	8,400,000	840
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (b)(e)	21,800,000	21,500,250
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	9,992,927	10,030,048
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	10,500,000	11,408,548
5.375%, 3/15/20	1,800,000	1,862,611
6.00%, 6/15/20	3,000,000	3,223,452
Great River Energy, 5.829%, 7/1/17 (e)	24,316,609	27,457,433
Health Care REIT, Inc., 5.25%, 1/15/22	2,000,000	1,992,303
Hertz Corp., 6.75%, 4/15/19 (e)	2,000,000	1,960,000
Hewlett-Packard Co., 0.654%, 5/30/14 (r)	6,950,000	6,956,157
HSBC Bank Brasil SA, 4.00%, 5/11/16 (e)	3,000,000	3,030,852
HSBC Bank plc, 1.076%, 1/17/14 (e)(r)	4,000,000	3,998,009
International Lease Finance Corp., 7.125%, 9/1/18 (e)	3,100,000	3,301,500
Jefferies Group, Inc., 5.125%, 4/13/18	3,500,000	3,484,634
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	601
Johnson & Johnson, 0.348%, 5/15/14 (r)	16,000,000	16,009,485
Jones Group, Inc., 6.875%, 3/15/19	2,000,000	1,927,500
JPMorgan Chase & Co., 7.90% to 4/30/18, floating rate thereafter to 4/29/49 (r)	5,960,000	6,407,000
JPMorgan Chase Capital XXI, 1.223%, 2/2/37 (r)	6,899,000	5,395,461
JPMorgan Chase Capital XXIII, 1.261%, 5/15/77 (r)	18,650,000	14,622,082
Kaupthing Bank HF, 3.491%, 1/15/10 (e)(r)(y)*	39,000,000	9,652,500
Kern River Funding Corp., 6.676%, 7/31/16 (e)	79,118	90,523
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (e)	2,220,000	2,308,800
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	56,569,000	55,437,620
Leucadia National Corp., 8.125%, 9/15/15	9,320,000	10,141,357
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.733%, 12/1/17 (e)	8,060,000	8,260,291
5.983%, 12/1/22 (e)	14,695,000	14,241,806
6.192%, 12/1/27 (e)	3,925,000	3,067,270
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	51,271,000	384,533
8.30%, 12/1/37 (e)(m)*	33,720,000	252,900
8.45%, 12/1/49 (e)(m)*	1,000,000	7,500
Masco Corp.:
4.80%, 6/15/15	4,540,000	4,537,190
7.125%, 3/15/20	10,600,000	10,904,750
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	11,420,000	9,994,441
Mega Advance Investments Ltd.:
5.00%, 5/12/21 (e)	2,000,000	1,997,877
6.375%, 5/12/41 (e)	17,700,000	17,063,763
Merrill Lynch & Co., Inc., 1.007%, 9/15/26 (r)	5,000,000	4,077,612
Metropolitan Life Global Funding I, 0.683%, 7/13/11 (e)(r)	13,350,000	13,350,067
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	50,800,000	10,160,000
Morgan Stanley:
0.547%, 2/10/12 (r)	5,770,000	5,781,692
6.00%, 4/28/15	3,000,000	3,245,580
3.80%, 4/29/16	3,000,000	3,010,572
0.726%, 10/18/16 (r)	6,500,000	5,970,363
6.25%, 8/28/17	7,000,000	7,592,012
7.30%, 5/13/19	5,000,000	5,598,267
5.50%, 1/26/20	6,000,000	6,090,502
National Fuel Gas Co., 6.50%, 4/15/18	4,800,000	5,349,487
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	10,460,000	11,506,000
6.59%, 7/7/38	4,023,000	4,324,725
Odebrecht Finance Ltd., 6.00%, 4/5/23 (e)	2,000,000	1,982,671
Ohana Military Communities LLC:
5.88%, 10/1/51 (b)(e)	23,440,000	20,963,798
6.15%, 10/1/51 (b)(e)	10,000,000	9,243,900
OPTI Canada, Inc.:
9.00%, 12/15/12 (e)	4,000,000	3,975,000
9.75%, 8/15/13 (e)	5,350,000	5,296,500
8.25%, 12/15/14 (o)	1,750,000	719,833
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	19,550,000	-
Osprey Property Co., LLC VRDN, 0.19%, 6/1/27 (r)	500,000	500,000
Overseas Shipholding Group, Inc.:
8.125%, 3/30/18	3,600,000	3,528,000
7.50%, 2/15/24	5,080,000	4,318,000
Pacific Pilot Funding Ltd., 1.024%, 10/20/16 (e)(r)	5,317,917	4,911,602
Pioneer Natural Resources Co.:
5.875%, 7/15/16	25,840,000	27,325,800
6.65%, 3/15/17	2,295,000	2,501,550
7.20%, 1/15/28	1,000,000	1,045,000
PNC Funding Corp., 5.625%, 2/1/17	2,000,000	2,190,366
PPF Funding, Inc., 5.50%, 1/15/14 (e)	500,000	537,179
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	1,900,000	2,211,676
Public Steers Trust, 6.646%, 11/15/18 (b)	3,351,602	3,589,398
Ryder System, Inc., 3.50%, 6/1/17	2,690,000	2,703,245
SABMiller plc:
6.50%, 7/1/16 (e)	2,000,000	2,330,331
6.50%, 7/15/18 (e)	1,685,000	1,952,051
SBA Tower Trust, 4.254%, 4/15/40 (e)	2,000,000	2,072,876
Senior Housing Properties Trust, 8.625%, 1/15/12	5,000,000	5,175,000
Skyway Concession Co. LLC, 0.526%, 6/30/17 (b)(e)(r)	10,140,000	9,241,819
Southern Co., 0.674%, 10/21/11 (r)	2,600,000	2,602,733
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	26,500,000	10,548,855
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	3,500,000	3,556,875
SSIF Nevada LP, 0.981%, 4/14/14 (e)(r)	16,000,000	16,022,322
Stadshypotek AB, 0.796%, 9/30/13 (e)(r)	23,000,000	22,999,994
State Street Bank and Trust Co., 0.447%, 9/15/11 (r)	8,795,000	8,799,008
SunTrust Bank:
0.548%, 8/24/15 (r)	3,350,000	3,166,766
7.25%, 3/15/18	4,000,000	4,597,253
Symantec Corp., 2.75%, 9/15/15	3,000,000	2,974,492
Telecom Italia Capital SA, 6.20%, 7/18/11	4,550,000	4,558,050
Telefonica Emisiones SAU:
5.134%, 4/27/20	8,500,000	8,484,984
5.462%, 2/16/21	6,000,000	6,091,012
The Gap, Inc., 5.95%, 4/12/21	5,940,000	5,732,100
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*	8,559,893	8,560
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	12,295,000	1,285,319
7.697%, 10/15/97 (b)(e)(r)	11,001,000	4,802,267
Time Warner, Inc., 4.75%, 3/29/21	1,500,000	1,522,324
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/28 (e)	16,737,000	3,617,314
2/15/29 (e)	12,600,000	2,483,255
2/15/43 (b)(e)	196,950,000	54,173,067
2/15/45 (b)(e)	534,547,120	84,880,737
Travelers Insurance Company Ltd., 0.528%, 12/8/11 (r)	3,250,000	3,243,835
Tupperware Brands Corp., 4.75%, 6/1/21 (e)	7,500,000	7,349,982
University of Chicago, 5.06%, 10/1/26 (b)	4,000,000	4,250,280
University of Notre Dame, 4.90%, 3/1/41	2,000,000	1,930,160
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	25,000,000	25,835,143
Volkswagen International Finance NV, 0.917%, 4/1/14 (e)(r)	5,000,000	4,990,112
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	38,400,000	35,232,000
Westpac Banking Corp., 0.574%, 10/21/11 (e)(r)	2,000,000	2,000,320
Willis Group Holdings plc, 5.75%, 3/15/21	2,000,000	2,026,785
Willis North America, Inc.:
5.625%, 7/15/15	2,430,000	2,621,649
6.20%, 3/28/17	3,000,000	3,271,080
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	22,081,453	20,095,226

Total Corporate Bonds (Cost $1,653,880,590)		1,467,285,986

MUNICIPAL OBLIGATIONS - 10.3%
Allegheny County Pennsylvania Hospital Development Authority Revenue VRDN, 0.10%, 7/15/28 (r)	970,000	970,000
Azusa California Redevelopment Agency Tax Allocation Bonds, 5.765%, 8/1/17	2,965,000	3,000,817
Baltimore Maryland General Revenue Bonds:
5.05%, 7/1/14	1,520,000	1,667,045
5.07%, 7/1/15	1,340,000	1,479,548
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Bonds, 5.10%, 10/1/15	965,000	992,396
Burlingame California PO Revenue Bonds, 5.285%, 6/1/12	1,775,000	1,821,043
California Statewide Communities Development Authority Revenue Bonds, Zero Coupon:
6/1/15	1,205,000	991,004
6/1/15	3,425,000	2,816,754
6/1/16	2,620,000	1,986,170
6/1/17	2,710,000	1,892,339
6/1/17	1,835,000	1,272,040
6/1/18	2,810,000	1,785,193
6/1/19	1,975,000	1,150,418
Chelsea Michigan Economic Development Corp. LO Revenue VRDN, 0.10%, 10/1/36 (r)	1,000,000	1,000,000
College Park Georgia Revenue Bonds, 5.658%, 1/1/12	2,500,000	2,542,725
Colorado State HFA Revenue VRDN, 0.09%, 10/15/16 (r)	3,000,000	3,000,000
Eugene Oregon Electric Utilities Revenue Bonds, Zero Coupon, 8/1/25	1,500,000	630,120
Fairfield California PO Revenue Bonds, 5.34%, 6/1/25	1,960,000	1,661,061
Florida State First Governmental Financing Commission Revenue Bonds:
5.05%, 7/1/14	285,000	306,327
5.10%, 7/1/15	300,000	319,746
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.48%, 1/1/21	990,000	1,009,671
Inglewood California Pension Funding Revenue Bonds:
4.79%, 9/1/11	235,000	235,999
4.82%, 9/1/12	250,000	256,578
4.90%, 9/1/13	260,000	266,921
4.94%, 9/1/14	275,000	280,907
4.95%, 9/1/15	285,000	286,964
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	1,990,000	2,014,139
La Mesa California COPs, 6.32%, 8/1/26	1,305,000	1,350,675
La Verne California Revenue Bonds, 5.62%, 6/1/16	1,000,000	1,082,940
Long Beach California Bond Finance Authority Revenue Bonds:
5.34%, 8/1/35	5,000,000	3,364,800
5.44%, 8/1/40	5,000,000	3,317,250
Meridian Ranch Colorado Metropolitan District GO VRDN, 0.11%, 12/1/38 (r)	1,000,000	1,000,000
Metropolitan Washington DC Airport Authority System Revenue Bonds:
5.59%, 10/1/25	500,000	511,520
5.69%, 10/1/30	2,835,000	2,788,194
Michigan State Hospital Finance Authority Revenue VRDN, 0.24%, 3/1/30 (r)	1,000,000	1,000,000
Mississippi State Home Corp. MFH Revenue VRDN, 0.16%, 8/15/40 (r)	3,000,000	3,000,000
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	4,385,000	4,034,507
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27	1,210,000	870,970
New York City IDA Revenue Bonds, 6.027%, 1/1/46	11,835,000	8,596,944
New York State Housing Finance Agency Revenue VRDN:
0.09%, 5/15/33 (r)	1,000,000	1,000,000
0.09%, 5/15/36 (r)	2,000,000	2,000,000
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,375,000	1,386,880
5.653%, 9/1/21	19,635,000	19,018,461
Oceanside California PO Revenue Bonds:
4.95%, 8/15/16	2,215,000	2,174,244
5.14%, 8/15/18	2,760,000	2,662,682
5.20%, 8/15/19	3,070,000	2,896,115
5.25%, 8/15/20	3,395,000	3,181,522
Orange County Florida HFA MFH Revenue VRDN, 0.25%, 10/15/32 (r)	200,000	200,000
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	3,375,000	2,139,109
Pomona California Public Financing Authority Revenue Bonds, 5.718%, 2/1/27	6,015,000	5,645,859
Richfield Minnesota MFH Revenue VRDN, 0.08%, 3/1/34 (r)	610,000	610,000
Riverside California Public Financing Authority Tax Allocation Bonds:
5.19%, 8/1/17	1,290,000	1,274,804
5.24%, 8/1/17	1,990,000	1,961,404
Sacramento City California Financing Authority Tax Allocation Bonds, 5.54%, 12/1/20	8,940,000	8,444,098
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	5,430,000	5,523,124
San Diego California Redevelopment Agency Tax Allocation Bonds, 6.00%, 9/1/21	2,515,000	2,467,944
San Francisco California City & County Redevelopment Agency Revenue VRDN, 0.09%, 6/15/34 (r)	5,000,000	5,000,000
San Jose California Redevelopment Agency Tax Allocation Bonds:
4.54%, 8/1/12	3,105,000	3,192,654
5.10%, 8/1/20 (b)	3,960,000	3,815,143
5.46%, 8/1/35	5,300,000	4,127,057
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.60%, 9/1/25	815,000	739,939
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,265,000	1,234,779
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	3,165,000	3,328,409
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds:
5.00%, 12/1/12	675,000	687,380
5.00%, 12/1/13	710,000	723,568
5.00%, 12/1/14	745,000	753,828
5.125%, 12/1/15	785,000	780,714
5.125%, 12/1/16	830,000	817,069
5.25%, 12/1/21	5,070,000	4,552,759
5.375%, 12/1/21	4,880,000	4,427,575
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	11,735,000	10,246,063
5.442%, 7/1/50	3,990,000	3,508,447
Wells Fargo Bank NA Custodial Receipts Revenue Bonds:
6.584%, 9/1/27 (e)	6,080,000	6,184,819
6.734%, 9/1/27 (e)	37,970,000	38,875,205
West Contra Costa California Unified School District COPs:
5.03%, 1/1/20	3,190,000	3,000,418
5.15%, 1/1/24	3,630,000	3,266,673
Westchester County New York IDA Revenue VRDN, 0.31%, 1/1/34 (r)	1,000,000	1,000,000

Total Municipal Obligations (Cost $241,945,801)		229,402,470

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.3%
AgFirst FCB:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	9,175,000	9,312,625
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	73,280,000	54,227,200
New Valley Generation II, 5.572%, 5/1/20	4,248,953	4,539,723
Overseas Private Investment Corp., 4.05%, 11/15/14	885,600	913,487
Premier Aircraft Leasing EXIM 1 Ltd.:
3.576%, 2/6/22	9,132,902	9,314,099
3.547%, 4/10/22	7,233,874	7,359,815
Sterling Equipment, Inc., 6.125%, 9/28/19	242,225	264,709
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	3,000,000	1,935,000
Vessel Management Services, Inc., 5.125%, 4/16/35	7,053,000	7,403,746

Total U.S. Government Agencies and Instrumentalities (Cost $103,198,986)		95,270,404

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Ginnie Mae:
11.00%, 10/15/15	352	397
5.50%, 1/16/32	4,472,520	305,995

Total U.S. Government Agency Mortgage-Backed Securities (Cost $570,943)		306,392

U.S. TREASURY - 5.8%
United States Treasury Bonds:
4.375%, 11/15/39	12,130,000	12,135,686
3.875%, 8/15/40	5,760,000	5,274,000
4.25%, 11/15/40	32,045,000	31,323,987
4.75%, 2/15/41	2,610,000	2,773,941
4.375%, 5/15/41	51,455,000	51,374,602
United States Treasury Notes:
1.75%, 5/31/16	2,581,000	2,585,033
3.125%, 5/15/21	24,524,000	24,455,026

Total U.S. Treasury (Cost $130,662,522)		129,922,275

FLOATING RATE LOANS(d)- 0.6%
Clear Channel Communications, Inc. Term Loan Tranche B, 3.836%, 1/28/16 (r)	6,699,976	5,644,730
Ford Motor Co., Term Loan Tranche B1, 2.94%, 12/15/13 (r)	8,292,719	8,281,798

Total Floating Rate Loans (Cost $14,533,156)		13,926,528

TIME DEPOSIT - 6.4%
State Street Time Deposit, 0.098%, 7/1/11	142,842,235	142,842,235

Total Time Deposit (Cost $142,842,235)		142,842,235

EQUITY SECURITIES - 1.4%	SHARES
Avado Brands, Inc. (b)*	4,803	48
CNO Financial Group, Inc.*	33,897	268,125
First Republic Preferred Capital Corp., Preferred (b)(e)	6,050	6,177,050
General Motors Co.:
Common*	25,007	759,212
Warrants (strike price $10.00/share, expire 7/10/16)*	106,242	2,273,579
Warrants (strike price $18.33/share, expire 7/10/19)*	106,242	1,692,435
GMAC Capital Trust I, Preferred*	60,000	1,536,000
Intermet Corp. (b)*	4,772	48
Woodbourne Capital:
Trust I, Preferred (b)(e)	6,450,000	4,515,000
Trust II, Preferred (b)(e)	6,450,000	4,515,000
Trust III, Preferred (b)(e)	6,450,000	4,515,000
Trust IV, Preferred (b)(e)	6,450,000	4,515,000

Total Equity Securities (Cost $37,521,373)		30,766,497

TOTAL INVESTMENTS (Cost $2,418,045,183) - 98.7%		2,200,680,505
Other assets and liabilities, net - 1.3%		29,788,390
NET ASSETS - 100%		$2,230,468,895

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	201	9/11	$24,587,953	($298,520)

Sold:
2 Year U.S. Treasury Notes	7,505	9/11	$1,646,174,844	($3,402,359)
5 Year U.S. Treasury Notes	1,706	9/11	203,347,204	18,636
30 Year U.S. Treasury Bonds	30	9/11	3,690,938	71,864
Total Sold				($3,311,859)

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically redetermined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the
Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(o) Subsequent to period end, this security was sold without interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(u) This security is no longer accruing interest.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
REIT: Real Estate Investment Trust
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

ASSET-BACKED SECURITIES - 1.3%	PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust, 5.56%, 6/6/14	$90,304	$93,549
Capital One Auto Finance Trust, 5.23%, 7/15/14	278,192	284,156
CPS Auto Trust, 5.92%, 5/15/14 (e)	70,997	73,147

Total Asset-Backed Securities (Cost $448,996)		450,852

FDIC GUARANTEED CORPORATE BONDS - 24.6%
Ally Financial, Inc.:
1.75%, 10/30/12	30,000	30,524
0.247%, 12/19/12 (r)	1,040,000	1,040,308
Bank of America Corp., 0.573%, 4/30/12 (r)	1,030,000	1,032,955
Citibank, 0.285%, 7/12/11 (r)	325,000	324,999
Citigroup, Inc., 2.125%, 4/30/12	500,000	507,599
Goldman Sachs Group, Inc., 0.518%, 11/9/11 (r)	1,030,000	1,030,617
JPMorgan Chase & Co., 0.477%, 6/15/12 (r)	1,030,000	1,032,763
MetLife, Inc., 0.566%, 6/29/12 (r)	850,000	853,132
Morgan Stanley, 0.547%, 2/10/12 (r)	1,030,000	1,032,087
State Street Bank and Trust Co., 0.447%, 9/15/11 (r)	635,000	635,289
Wells Fargo & Co., 0.467%, 6/15/12 (r)	840,000	842,173

Total FDIC Guaranteed Corporate Bonds (Cost $8,347,793)		8,362,446

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.1%
JP Morgan Mortgage Trust, 5.277%, 7/25/35 (r)	6,416	6,222
Merrill Lynch Mortgage Investors, Inc., 2.656%, 12/25/35 (r)	9,822	9,674

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $15,735)		15,896

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
Asset Securitization Corp., 7.205%, 2/14/43 (r)	100,000	105,138
Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.783%, 7/10/43 (r)	75,776	77,425
Citigroup Commercial Mortgage Trust, 4.38%, 10/15/41	64,924	65,216
GMAC Commercial Mortgage Securities, Inc., 5.713%, 10/15/38	270,371	276,834
Morgan Stanley Dean Witter Capital I, 5.98%, 1/15/39	46,307	47,582
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	72,408	72,905

Total Commercial Mortgage-Backed Securities (Cost $648,309)		645,100

CORPORATE BONDS - 10.8%
Ally Financial, Inc., 6.875%, 9/15/11	100,000	100,375
American Express Travel Related Services Co., Inc., 5.25%, 11/21/11 (e)	15,000	15,243
APL Ltd., 8.00%, 1/15/24 (b)	100,000	85,841
Bank of America NA, 0.527%, 6/15/16 (r)	40,000	36,331
Comcast Corp., 6.55%, 7/1/39	50,000	53,709
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	40,000	40,400
CVS Pass-Through Trust:
6.036%, 12/10/28	26,598	28,229
6.943%, 1/10/30	462,945	520,693
Dun & Bradstreet Corp., 2.875%, 11/15/15	50,000	50,098
Fifth Third Bank, 0.371%, 5/17/13 (r)	40,000	39,336
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	100,000	101,000
FUEL Trust, 3.984%, 12/15/22 (e)	50,000	49,375
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (e)	100,000	101,028
M&I Marshall & Ilsley Bank, 6.375%, 9/1/11	170,000	171,160
Main & Walton Development Co. VRDN, 0.30%, 9/1/26 (r)	500,000	500,000
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	35,000	30,631
Nordea Bank AB, 4.875%, 5/13/21 (e)	200,000	195,355
Ohana Military Communities LLC, 5.462%, 10/1/26 (e)	15,000	15,592
OPTI Canada, Inc., 9.75%, 8/15/13 (e)	40,000	39,600
Petrobras International Finance Co., 9.75%, 7/6/11	50,000	50,000
PNC Funding Corp., 5.625%, 2/1/17	50,000	54,759
Private Export Funding Corp., 2.125%, 7/15/16	1,000,000	992,394
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	45,000	52,382
Seagate Technology HDD Holdings, 6.375%, 10/1/11	50,000	50,375
Senior Housing Properties Trust, 8.625%, 1/15/12	60,000	62,100
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	70,000	19,254
2/15/45 (b)(e)	528,576	83,933
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	140,000	128,450

Total Corporate Bonds (Cost $3,613,641)		3,667,643

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 43.2%
AgFirst FCB, 6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	50,000	37,000
COP I LLC:
3.613%, 12/5/21	270,006	284,053
3.65%, 12/5/21	268,131	271,824
Fannie Mae:
0.375%, 12/28/12	750,000	749,481
0.75%, 2/26/13	400,000	401,699
1.25%, 8/20/13	500,000	506,763
Federal Home Loan Bank, 5.00%, 11/17/17	60,000	69,049
Freddie Mac:
1.125%, 7/27/12	1,000,000	1,008,895
0.875%, 10/28/13	1,000,000	1,004,222
5.25%, 4/18/16	200,000	230,717
New Valley Generation I, 7.299%, 3/15/19	64,218	75,901
New Valley Generation II, 5.572%, 5/1/20	33,169	35,439
New Valley Generation V, 4.929%, 1/15/21	46,800	51,989
Overseas Private Investment Corp.:
0.13%, 8/15/17 (r)	700,000	700,000
4.91%, 12/15/17 (b)	742,857	819,000
Premier Aircraft Leasing EXIM 1 Ltd.:
3.576%, 2/6/22	913,290	931,410
3.547%, 4/10/22	231,405	235,434
Private Export Funding Corp.:
4.90%, 12/15/11	3,000,000	3,058,818
3.05%, 10/15/14	1,070,000	1,128,210
4.55%, 5/15/15	1,132,000	1,246,001
Tennessee Valley Authority, 4.375%, 6/15/15	1,100,000	1,221,329
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	40,000	25,800
Vessel Management Services, Inc., 5.85%, 5/1/27	502,000	557,059

Total U.S. Government Agencies and Instrumentalities (Cost $14,312,115)		14,650,093

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.3%
Fannie Mae:
5.50%, 5/1/12	14,407	14,577
7.00%, 12/1/29	216,760	249,114
5.50%, 11/25/31	290,644	301,412
2.527%, 8/1/32 (r)	85,218	85,388
Freddie Mac:
4.00%, 10/15/16	198,832	200,236
5.00%, 5/1/18	106,163	114,724
5.00%, 11/15/28	250,534	253,972
0.537%, 11/15/32 (r)	230,156	229,112
0.587%, 10/15/34 (r)	202,983	202,264
0.437%, 7/15/35 (r)	830,997	828,958

Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,433,654)		2,479,757

U.S. TREASURY - 7.2%
United States Treasury Bonds:
3.875%, 8/15/40	55,000	50,359
4.25%, 11/15/40	218,000	213,095
4.75%, 2/15/41	325,000	345,414
4.375%, 5/15/41	1,070,000	1,068,328
United States Treasury Notes:
1.75%, 5/31/16	35,000	35,055
3.125%, 5/15/21	750,000	747,891

Total U.S. Treasury (Cost $2,488,064)		2,460,142

TIME DEPOSIT - 2.3%
State Street Time Deposit, 0.098%, 7/1/11	774,827	774,827

Total Time Deposit (Cost $774,827)		774,827

TOTAL INVESTMENTS (Cost $33,083,134) - 98.7%		33,506,756
Other assets and liabilities, net - 1.3%		444,081
NET ASSETS - 100%		$33,950,837

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
30 Year U.S. Treasury Bonds	13	9/11	$1,599,406	($14,639)

Sold:
2 Year U.S. Treasury Notes	46	9/11	$10,089,813	($3,473)
5 Year U.S. Treasury Notes	20	9/11	2,383,906	17,001
10 Year U.S. Treasury Notes	36	9/11	4,403,813	37,288
Total Sold				$50,816

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
FCB: Farm Credit Bank
LLC: Limited Liability Corporation
LP: Limited Partnership
VRDN: Variable Rate Demand Note

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

ASSET-BACKED SECURITIES - 1.0%	PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust, 0.24%, 12/6/13 (r)	$697,860	$696,126
Capital One Auto Finance Trust, 5.23%, 7/15/14	361,288	369,033
Fifth Third Auto Trust, 4.81%, 1/15/13	374,384	379,180

Total Asset-Backed Securities (Cost $1,442,769)		1,444,339

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.6%
Countrywide Home Loan Mortgage Pass Through Trust, 0.526%, 6/25/35 (e)(r)	112,022	82,260
CS First Boston Mortgage Securities Corp., 5.25%, 12/25/35	104,976	103,525
Impac CMB Trust, 0.726%, 5/25/35 (r)	129,948	97,977
JP Morgan Mortgage Trust, 5.277%, 7/25/35 (r)	64,162	62,223
Structured Asset Securities Corp., 5.50%, 6/25/35	1,000,000	608,892

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $743,494)		954,877

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.161%, 12/10/42	313,143	313,664
GMAC Commercial Mortgage Securities, Inc.:
5.713%, 10/15/38	1,802,475	1,845,561
6.278%, 11/15/39	545,714	549,447
GS Mortgage Securities Corp. II, 4.295%, 1/10/40	482,099	488,445
JP Morgan Chase Commercial Mortgage Securities Corp.:
6.162%, 5/12/34	1,000,000	1,019,430
5.857%, 10/12/35	793,340	794,596
5.299%, 6/12/41 (r)	610,043	621,741
Morgan Stanley Dean Witter Capital I, 5.98%, 1/15/39	185,227	190,327
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	131,650	132,555

Total Commercial Mortgage-Backed Securities (Cost $6,021,190)		5,955,766

CORPORATE BONDS - 64.7%
Alcoa, Inc.:
6.15%, 8/15/20	1,000,000	1,055,682
5.40%, 4/15/21	500,000	500,786
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	4,817	-
American Airlines Equipment Trust 1990, 10.62%, 9/4/11	1,000,000	997,500
American Airlines Pass Through Trust, 7.858%, 4/1/13	500,000	506,250
American Express Bank FSB, 0.34%, 6/12/12 (r)	1,000,000	996,687
American Tower Corp., 4.50%, 1/15/18	1,000,000	997,671
Amgen, Inc., 4.10%, 6/15/21	1,000,000	988,899
ANZ National International Ltd., 1.247%, 12/20/13 (e)(r)	1,000,000	1,000,000
APL Ltd., 8.00%, 1/15/24 (b)	1,230,000	1,055,844
ArcelorMittal, 5.50%, 3/1/21	1,000,000	999,327
Asciano Finance Ltd., 4.625%, 9/23/20 (e)	1,930,000	1,834,757
Asian Development Bank, 6.22%, 8/15/27	30,000	34,851
Atlantic Marine Corp. Communities LLC:
5.343%, 12/1/50 (e)	625,000	538,125
6.158%, 12/1/51 (e)	60,000	56,809
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	30,000	-
Bank of America Corp., 8.00% to 1/30/18, floating rate thereafter to 12/29/49 (r)	750,000	776,250
Bank of Nova Scotia, 4.375%, 1/13/21	1,500,000	1,537,213
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	1,488,491	1,401,216
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,500,000	1,556,250
Braskem Finance Ltd., 5.75%, 4/15/21 (e)	1,000,000	1,004,680
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	1,600,000	1,747,616
Citigroup Funding, Inc., 0.335%, 7/12/12 (r)	500,000	500,340
Citigroup, Inc.:
2.125%, 4/30/12	2,000,000	2,030,394
2.262%, 8/13/13 (r)	1,000,000	1,018,721
Cliffs Natural Resources, Inc., 6.25%, 10/1/40	1,500,000	1,489,931
CNPC HK Overseas Capital Ltd., 3.125%, 4/28/16 (e)	1,500,000	1,489,788
Comcast Corp., 6.55%, 7/1/39	750,000	805,636
Corn Products International, Inc., 6.625%, 4/15/37	1,000,000	1,084,172
Credit Suisse USA, Inc., 0.461%, 8/16/11 (r)	500,000	499,974
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,000,000	1,010,000
CVS Pass-Through Trust:
5.88%, 1/10/28	336,683	346,361
6.036%, 12/10/28	682,690	724,546
6.943%, 1/10/30	462,946	520,693
7.507%, 1/10/32 (e)	974,297	1,154,405
Deutsche Bank Capital Funding Trust VII, 5.628% to 1/19/16, floating rate thereafter to 1/29/49 (e)(r)	1,000,000	892,500
Developers Diversified Realty Corp., 4.75%, 4/15/18	1,000,000	983,750
Discover Bank:
8.70%, 11/18/19	500,000	602,061
7.00%, 4/15/20	500,000	555,342
Energizer Holdings, Inc., 4.70%, 5/19/21 (e)	2,000,000	1,990,927
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	840,000	875,363
Fifth Third Bank, 0.371%, 5/17/13 (r)	400,000	393,361
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,105,222
Fleet Capital Trust V, 1.247%, 12/18/28 (r)	1,000,000	784,102
Fort Knox Military Housing Privatization Project:
0.527%, 2/15/52 (b)(e)(r)	1,000,000	630,000
5.915%, 2/15/52 (e)	130,000	115,939
General Motors Corp. Escrow*	500,000	12,500
General Motors Corp. Escrow*	200,000	5,000
General Motors Corp. Escrow*	200,000	5,000
Glitnir Banki HF:
3.046%, 4/20/10 (e)(r)(y)*	75,000	20,813
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	150,000	15
Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,000,000	1,086,528
Greif, Inc., 6.75%, 2/1/17	500,000	522,500
Hertz Corp., 6.75%, 4/15/19 (e)	1,000,000	980,000
International Lease Finance Corp., 7.125%, 9/1/18 (e)	1,250,000	1,331,250
Irwin Land LLC:
5.03%, 12/15/25 (e)	758,000	763,177
5.30%, 12/15/35 (e)	100,000	90,226
5.40%, 12/15/47 (e)	125,000	102,159
Jefferies Group, Inc., 5.125%, 4/13/18	500,000	497,805
Johnson Controls, Inc., 5.00%, 3/30/20	1,000,000	1,062,571
Jones Group, Inc., 6.875%, 3/15/19	1,000,000	963,750
JPMorgan Chase & Co., 7.90% to 4/30/18, floating rate thereafter to 4/29/49 (r)	2,400,000	2,580,000
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (e)	1,000,000	1,040,000
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	2,100,000	2,058,000
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	100,000	78,147
Masco Corp., 7.125%, 3/15/20	1,250,000	1,285,938
Massachusetts Institute of Technology:
7.25%, 11/2/96	200,000	246,673
5.60%, 7/1/11	1,500,000	1,516,002
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	2,075,000	1,815,978
Mega Advance Investments Ltd., 6.375%, 5/12/41 (e)	2,000,000	1,928,109
MetLife, Inc., 0.566%, 6/29/12 (r)	300,000	301,106
Morgan Stanley:
0.726%, 10/18/16 (r)	1,000,000	918,517
6.25%, 8/28/17	500,000	542,287
5.50%, 1/26/20	500,000	507,542
National Australia Bank Ltd., 1.01%, 4/11/14 (e)(r)	1,000,000	999,177
National Fuel Gas Co., 6.50%, 4/15/18	100,000	111,448
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	390,000	429,000
6.59%, 7/7/38	30,000	32,250
New York University, 5.236%, 7/1/32	850,000	867,577
Odebrecht Finance Ltd., 6.00%, 4/5/23 (e)	1,200,000	1,189,603
Offshore Group Investments Ltd., 11.50%, 8/1/15	500,000	537,399
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	70,000	71,995
6.193%, 4/1/49 (b)(e)	195,000	190,063
5.88%, 10/1/51 (b)(e)	1,500,000	1,341,540
OPTI Canada, Inc., 9.75%, 8/15/13 (e)	1,000,000	990,000
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	150,000	127,500
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	40,000	30,801
Pioneer Natural Resources Co.:
5.875%, 7/15/16	700,000	740,250
7.20%, 1/15/28	600,000	627,000
PPL Montana LLC, 8.903%, 7/2/20	18,219	20,998
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	500,000	582,020
Quest Diagnostics, Inc., 4.70%, 4/1/21	1,000,000	1,018,864
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	25,000	23,668
Ryder System, Inc., 3.60%, 3/1/16	1,000,000	1,021,192
SABMiller plc, 6.50%, 7/15/18 (e)	1,000,000	1,158,487
Senior Housing Properties Trust, 8.625%, 1/15/12	500,000	517,500
Simon Property Group LP, 10.35%, 4/1/19	320,000	441,166
Skyway Concession Co. LLC, 0.526%, 6/30/17 (b)(e)(r)	100,000	91,142
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	1,000,000	1,016,250
SunTrust Bank, 0.548%, 8/24/15 (r)	975,000	921,671
SunTrust Capital I, 0.931%, 5/15/27 (r)	1,000,000	779,580
Svenska Handelsbanken AB, 1.249%, 9/14/12 (e)(r)	500,000	500,002
Telefonica Emisiones SAU, 5.134%, 4/27/20	1,300,000	1,297,705
The Gap, Inc., 5.95%, 4/12/21	1,000,000	965,000
Time Warner, Inc., 6.25%, 3/29/41	1,500,000	1,553,764
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/28 (e)	135,000	29,177
2/15/31 (e)	196,000	37,327
2/15/43 (b)(e)	5,950,000	1,636,607
2/15/45 (b)(e)	7,046,377	1,118,894
Tupperware Brands Corp., 4.75%, 6/1/21 (e)	1,500,000	1,469,996
University of Chicago, 5.06%, 10/1/26 (b)	1,500,000	1,593,855
University of Notre Dame, 4.90%, 3/1/41	1,000,000	965,080
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,000,000	1,033,406
Valmont Industries, Inc., 6.625%, 4/20/20	1,000,000	1,093,642
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	2,200,000	2,018,500
Willis Group Holdings plc, 5.75%, 3/15/21	1,000,000	1,013,393
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	956,943	870,866
Yara International ASA, 7.875%, 6/11/19 (e)	950,000	1,164,092

Total Corporate Bonds (Cost $93,693,882)		97,690,981

MUNICIPAL OBLIGATIONS - 2.5%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.47%, 3/1/18	30,000	33,338
Connecticut State Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	1,000,000	1,002,170
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/24	25,000	9,063
East Lansing Michigan GO Bonds, 5.00%, 4/1/14	85,000	92,032
Fairfield California PO Revenue Bonds:
5.22%, 6/1/20	15,000	13,573
5.34%, 6/1/25	15,000	12,712
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	25,000	25,722
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.48%, 1/1/21	10,000	10,199
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	70,000	68,476
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon, 12/1/21	180,000	95,513
Kern County California PO Revenue Bonds, Zero Coupon, 8/15/20	125,000	68,805
La Mesa California COPs, 6.32%, 8/1/26	30,000	31,050
Leland Stanford Jr. University California Revenue Bonds, 6.875%, 2/1/24	100,000	124,921
Linden New Jersey GO Bonds, 5.63%, 4/1/21	60,000	57,786
Metropolitan Washington DC Airport Authority System Revenue Bonds, 5.69%, 10/1/30	15,000	14,752
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	50,000	46,003
Nashville & Davidson County Tennessee Water & Sewage Revenue Bonds, 4.74%, 1/1/15	80,000	84,650
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27	50,000	35,991
New York City IDA Revenue Bonds, 6.027%, 1/1/46	30,000	21,793
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	60,112
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	30,000	27,321
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/14	95,000	82,690
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	100,000	70,506
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/16	25,000	20,640
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	25,000	14,545
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/27	250,000	72,885
8/1/28	175,000	46,714
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	40,000	40,686
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20 (b)	15,000	14,451
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.50%, 9/1/20	40,000	38,168
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	40,000	43,938
Texas Transportation Commission Revenue Bonds, 5.178%, 4/1/30	1,000,000	1,026,340
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	40,000	41,835
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds, 5.25%, 12/1/21	50,000	44,899
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	15,000	13,097
5.442%, 7/1/50	10,000	8,793
Wells Fargo Bank NA Custodial Receipts Revenue Bonds:
6.584%, 9/1/27 (e)	100,000	101,724
6.734%, 9/1/27 (e)	100,000	102,384
West Contra Costa California Unified School District COPs, 5.03%, 1/1/20	15,000	14,109
West Covina California Public Financing Authority Lease Revenue Bonds, 6.05%, 6/1/26	40,000	35,625

Total Municipal Obligations (Cost $3,793,919)		3,770,011

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.5%
AgFirst FCB, 8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	300,000	304,500
Federal Home Loan Bank, 5.00%, 11/17/17	400,000	460,323
Freddie Mac, 5.25%, 4/18/16	700,000	807,508
New Valley Generation V, 4.929%, 1/15/21	33,429	37,135
Premier Aircraft Leasing EXIM 1 Ltd.:
3.576%, 2/6/22	456,645	465,705
3.547%, 4/10/22	555,373	565,042
Sterling Equipment, Inc., 6.125%, 9/28/19	363,338	397,063
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	400,000	258,000
Vessel Management Services, Inc., 5.85%, 5/1/27	458,000	508,233

Total U.S. Government Agencies and Instrumentalities (Cost $3,531,929)		3,803,509

U.S. TREASURY - 14.6%
United States Treasury Bonds:
3.875%, 8/15/40	3,260,000	2,984,937
4.25%, 11/15/40	1,941,000	1,897,328
4.75%, 2/15/41	3,304,000	3,511,532
4.375%, 5/15/41	12,050,000	12,031,172
United States Treasury Notes:
1.75%, 5/31/16	200,000	200,313
3.125%, 5/15/21	1,445,000	1,440,936

Total U.S. Treasury (Cost $22,328,299)		22,066,218

FLOATING RATE LOANS(d)- 0.9%
Clear Channel Communications, Inc. Term Loan Tranche B, 3.836%, 1/28/16 (r)	482,013	406,096
Ford Motor Co., Term Loan Tranche B1, 2.94%, 12/15/13 (r)	872,918	871,768

Total Floating Rate Loans (Cost $1,322,120)		1,277,864

TIME DEPOSIT - 6.9%
State Street Time Deposit, 0.098%, 7/1/11	10,355,701	10,355,701

Total Time Deposit (Cost $10,355,701)		10,355,701

EQUITY SECURITIES - 0.9%	SHARES
First Republic Preferred Capital Corp., Preferred (b)(e)	500	510,500
General Motors Co.:
Warrants (strike price $10.00/share, expire 7/10/16)*	3,172	67,881
Warrants (strike price $18.33/share, expire 7/10/19)*	3,172	50,530
Woodbourne Capital, Trust I, Preferred (b)(e)	1,000,000	700,000

Total Equity Securities (Cost $876,064)		1,328,911

TOTAL INVESTMENTS (Cost $144,109,367) - 98.5%		148,648,177
Other assets and liabilities, net - 1.5%		2,308,671
NET ASSETS - 100%		$150,956,848

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	436	9/11	$95,633,875	($163,011)
5 Year U.S. Treasury Notes	123	9/11	14,661,024	92,137
10 Year U.S. Treasury Notes	83	9/11	10,153,234	80,752
Total Sold				$9,878

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates.  The rate shown is the rate in effect at period end.  Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. These securities are no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

ASSET-BACKED SECURITIES - 6.6%	PRINCIPAL AMOUNT	VALUE
ACLC Business Loan Receivables Trust, 0.837%, 10/15/21 (e)(r)	$16,511	$16,394
AmeriCredit Automobile Receivables Trust:
3.04%, 10/15/13	3,966,344	4,012,694
0.24%, 12/6/13 (r)	4,812,830	4,800,866
5.53%, 1/6/14	2,753,908	2,756,104
1.18%, 2/6/14	1,829,790	1,833,450
5.19%, 1/6/15 (r)	3,684,908	3,753,124
Americredit Prime Automobile Receivable, 5.62%, 9/8/14	5,755,000	5,848,909
Bear Stearns Asset Backed Securities Trust:
0.406%, 12/25/35 (r)	6,998,843	6,818,399
0.306%, 4/25/37 (r)	1,758,568	1,710,811
Capital Auto Receivables Asset Trust:
5.01%, 4/16/12	725,342	727,783
5.31%, 6/15/12	2,550,635	2,569,408
5.15%, 9/17/12	3,198,000	3,251,772
5.76%, 2/18/14 (e)	8,000,000	8,225,434
Capital One Auto Finance Trust, 5.23%, 7/15/14	11,199,941	11,440,035
Captec Franchise Trust, 8.155%, 6/15/13 (e)	681,230	693,388
CIT Equipment Collateral, 6.59%, 12/22/14	4,981,632	5,020,032
CPS Auto Trust:
6.48%, 7/15/13 (e)	15,831,246	16,276,121
5.60%, 1/15/14 (e)	3,415,399	3,468,562
DT Auto Owner Trust:
0.99%, 12/17/12 (e)	13,520,707	13,525,477
0.99%, 5/15/13 (e)	8,190,262	8,192,279
0.96%, 1/15/14 (e)	9,124,880	9,124,371
Enterprise Mortgage Acceptance Co. LLC, 7.474%, 1/15/27 (e)(r)	6,697,198	3,984,833
Fifth Third Auto Trust, 4.81%, 1/15/13	8,423,646	8,531,557
FMAC Loan Receivables Trust:
1.35%, 11/15/18 (e)(r)(u)	804,456	7,039
0.068%, 4/15/19 (e)(r)	8,750,595	273,456
Ford Credit Auto Owner Trust:
4.28%, 5/15/12	10,079	10,095
7.05%, 12/15/13 (e)	7,350,000	7,539,945
Harley-Davidson Motorcycle Trust, 3.19%, 11/15/13	2,434,115	2,454,379
Marlin Leasing Receivables LLC, 2.44%, 1/15/16 (e)	2,424,074	2,445,297
Navistar Financial Corp Owner Trust:
1.47%, 10/18/12 (e)	25,408,429	25,457,096
0.81%, 1/18/13 (e)	5,365,000	5,365,640
Santander Consumer Acquired Receivables Trust, 0.91%, 11/15/13 (e)	7,805,390	7,811,810
Santander Drive Auto Receivables Trust:
1.36%, 3/15/13	7,264,759	7,279,691
1.01%, 7/15/13 (e)	13,175,000	13,189,437
1.37%, 8/15/13 (e)	21,214,578	21,273,050

Total Asset-Backed Securities (Cost $219,703,843)		219,688,738

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.3%
Banc of America Mortgage Securities, Inc., 6.25%, 10/25/36	1,736,835	250,145
Chase Mortgage Finance Corp.:
2.83%, 2/25/37 (r)	488,075	465,745
2.851%, 2/25/37 (r)	1,006,485	937,064
2.884%, 2/25/37 (r)	3,293,389	2,916,352
CS First Boston Mortgage Securities Corp.:
2.75%, 12/25/33 (r)	2,295,630	638,529
5.25%, 12/25/35	1,760,092	1,735,771
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	2,811,482	2,867,891
Impac CMB Trust:
0.826%, 9/25/34 (r)	66,508	50,149
0.926%, 11/25/34 (r)	45,163	38,773
0.706%, 4/25/35 (r)	624,442	489,175
0.806%, 4/25/35 (r)	213,850	122,538
0.726%, 5/25/35 (r)	1,880,831	1,418,080
0.506%, 8/25/35 (r)	447,392	328,780
JP Morgan Mortgage Trust:
3.081%, 7/25/35 (r)	356,201	324,216
5.277%, 7/25/35 (r)	3,828,665	3,712,978
Merrill Lynch Mortgage Investors, Inc.:
2.624%, 2/25/35 (r)	1,276,884	1,208,015
2.656%, 12/25/35 (r)	3,199,822	3,151,345
Residential Accredit Loans, Inc., 0.235%, 5/25/19 (r)	42,888,131	199,588
Structured Asset Mortgage Investments, Inc.:
0.366%, 7/25/46 (r)	991,025	580,557
0.376%, 9/25/47 (r)	3,714,435	2,216,586
WaMu Mortgage Pass Through Certificates:
2.724%, 10/25/35 (r)	18,000,000	15,001,128
2.578%, 1/25/36 (r)	995,099	932,605
1.695%, 4/25/44 (r)	10,431	8,456
Wells Fargo Mortgage Backed Securities Trust:
5.048%, 9/25/35 (r)	4,074,154	3,822,400
0.193%, 10/25/36	39,824,081	156,310

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $43,523,048)		43,573,176

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8%
Asset Securitization Corp., 7.205%, 2/14/43 (r)	400,000	420,552
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
6.186%, 6/11/35	26,880,885	27,235,731
5.715%, 6/10/39 (r)	2,023,742	2,186,418
4.576%, 7/10/42	2,892,000	2,927,043
4.161%, 12/10/42	814,173	815,526
4.783%, 7/10/43 (r)	35,917,737	36,699,436
5.118%, 7/11/43	3,001,133	3,048,298
Bank of America-First Union NB Commercial Mortgage:
5.464%, 4/11/37	4,154,768	4,152,654
5.761%, 4/11/37	2,475,000	2,477,871
Bear Stearns Commercial Mortgage Securities, 5.61%, 11/15/33	2,469,547	2,467,743
Commercial Mortgage Asset Trust, 7.35%, 1/17/32 (r)	8,022,000	8,835,064
Commercial Mortgage Pass Through Certificates, 5.234%, 7/10/37 (r)	6,136,491	6,363,005
Credit Suisse First Boston Mortgage Securities Corp.:
5.435%, 9/15/34	1,540,450	1,539,200
5.603%, 7/15/35	4,080,000	4,208,181
6.387%, 8/15/36	3,231,888	3,248,213
6.133%, 4/15/37	1,854,272	1,890,043
First Union National Bank Commercial Mortgage, 6.141%, 2/12/34	14,476,583	14,689,395
GE Capital Commercial Mortgage Corp.:
4.996%, 12/10/37	7,835,340	8,102,869
6.024%, 12/10/37 (e)(r)	3,000,000	3,126,230
4.692%, 11/10/38 (r)	2,000,000	2,087,883
GMAC Commercial Mortgage Securities, Inc.:
6.70%, 4/15/34	1,686,393	1,684,316
5.713%, 10/15/38	22,339,879	22,873,889
6.278%, 11/15/39	18,860,962	18,989,999
Greenwich Capital Commercial Funding Corp., 4.883%, 6/10/36	652,657	652,147
JP Morgan Chase Commercial Mortgage Securities Corp.:
6.162%, 5/12/34	36,557,000	37,267,295
6.429%, 4/15/35	951,972	951,075
5.857%, 10/12/35	11,845,842	11,864,588
6.465%, 11/15/35	2,557,569	2,575,129
7.085%, 11/15/35 (e)(r)	2,500,000	2,555,293
5.299%, 6/12/41 (r)	1,830,129	1,865,222
LB-UBS Commercial Mortgage Trust, 4.51%, 12/15/29	11,931,609	11,982,242
Morgan Stanley Capital I, 5.007%, 1/14/42	8,967,257	9,046,351
Morgan Stanley Dean Witter Capital I:
6.55%, 7/15/33	7,480,000	7,573,987
5.98%, 1/15/39	12,913,117	13,268,668
Salomon Brothers Mortgage Securities VII, Inc.:
4.467%, 3/18/36	5,301,310	5,371,953
6.499%, 11/13/36	3,406,517	3,418,087
Wachovia Bank Commercial Mortgage Trust, 6.287%, 4/15/34	3,356,219	3,428,744

Total Commercial Mortgage-Backed Securities (Cost $295,890,635)		291,890,340

CORPORATE BONDS - 61.9%
Achmea Hypotheekbank NV:
0.623%, 11/3/14 (e)(r)	4,665,000	4,665,097
3.20%, 11/3/14 (e)	7,000,000	7,288,800
Affiliated Computer Services, Inc., 5.20%, 6/1/15	3,000,000	3,285,690
Airgas, Inc., 2.95%, 6/15/16	4,000,000	3,996,873
Alcoa, Inc.:
5.55%, 2/1/17	5,000,000	5,350,746
6.15%, 8/15/20	6,800,000	7,178,636
5.40%, 4/15/21	1,500,000	1,502,358
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	385,345	-
15.36%, 12/1/10 (b)(r)(x)*	259,801	-
Ally Financial, Inc.:
6.875%, 9/15/11	10,040,000	10,077,650
6.00%, 12/15/11	16,508,000	16,673,080
1.75%, 10/30/12	3,970,000	4,039,389
0.247%, 12/19/12 (r)	3,360,000	3,360,996
4.50%, 2/11/14	875,000	872,813
American Airlines Pass Through Trust, 7.858%, 4/1/13	27,197,000	27,536,962
American Express Bank FSB:
0.316%, 5/29/12 (r)	6,000,000	5,979,842
0.34%, 6/12/12 (r)	18,515,000	18,453,667
American Express Centurion Bank, 0.34%, 6/12/12 (r)	2,022,000	2,017,405
American Tower Corp., 4.50%, 1/15/18	2,420,000	2,414,365
Amphenol Corp., 4.75%, 11/15/14	6,450,000	7,031,356
Anadarko Petroleum Corp.:
5.75%, 6/15/14	10,000	10,993
6.375%, 9/15/17	6,500,000	7,443,589
Anheuser-Busch InBev Worldwide, Inc., 0.977%, 3/26/13 (r)	17,201,000	17,358,122
ANZ National International Ltd., 1.247%, 12/20/13 (e)(r)	13,000,000	13,000,002
APL Ltd., 8.00%, 1/15/24 (b)	3,915,000	3,360,675
ArcelorMittal:
3.75%, 3/1/16	1,000,000	1,007,767
5.50%, 3/1/21	13,800,000	13,790,719
Arrow Electronics, Inc., 3.375%, 11/1/15	4,000,000	4,041,349
Asciano Finance Ltd., 5.00%, 4/7/18 (e)	5,940,000	6,054,977
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	350,000	-
Australia & New Zealand Banking Group Ltd., 0.574%, 10/21/11 (e)(r)	4,450,000	4,447,594
Banco Bradesco SA, 2.361%, 5/16/14 (e)(r)	8,750,000	8,779,512
Bank of America Corp.:
0.573%, 4/30/12 (r)	18,470,000	18,522,990
8.00% to 1/30/18, floating rate thereafter to 12/29/49 (r)	12,650,000	13,092,750
Bank of America NA, 0.527%, 6/15/16 (r)	18,806,000	17,081,018
Bank of Montreal, 2.85%, 6/9/15 (e)	10,000,000	10,316,717
Bank of Nova Scotia, 1.65%, 10/29/15 (e)	3,000,000	2,946,812
BE Aerospace, Inc., 6.875%, 10/1/20	940,000	982,300
Beckman Coulter, Inc., 6.00%, 6/1/15	4,000,000	4,554,683
Berkshire Hathaway Finance Corp., 0.408%, 1/13/12 (r)	1,250,000	1,250,174
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	8,869,000	9,201,587
Braskem Finance Ltd., 5.75%, 4/15/21 (e)	1,000,000	1,004,680
Bunge Ltd. Finance Corp., 5.35%, 4/15/14	5,000,000	5,379,143
Burger King Corp., 9.875%, 10/15/18	1,500,000	1,605,000
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/29/49 (e)(r)	10,660,000	7,808,450
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (e)	4,940,000	5,064,413
Cantor Fitzgerald LP:
6.375%, 6/26/15 (e)	8,835,000	9,291,414
7.875%, 10/15/19 (e)	19,050,000	20,807,556
Capital One Financial Corp.:
4.80%, 2/21/12	2,000,000	2,044,273
6.15%, 9/1/16	3,800,000	4,203,510
CareFusion Corp., 4.125%, 8/1/12	2,000,000	2,062,125
Caterpillar Financial Services Corp., 0.495%, 12/16/11 (r)	10,000,000	10,011,870
Caterpillar, Inc., 0.425%, 5/21/13 (r)	7,000,000	7,008,040
Cemex SAB de CV, 5.301%, 9/30/15 (e)(r)	20,750,000	19,973,030
Charter One Bank, 6.375%, 5/15/12	5,000,000	5,198,094
Citibank, 0.285%, 7/12/11 (r)	4,875,000	4,874,991
Citigroup Funding, Inc., 0.335%, 7/12/12 (r)	8,500,000	8,505,780
Citigroup, Inc.:
2.125%, 4/30/12	110,500,000	112,179,270
2.262%, 8/13/13 (r)	11,000,000	11,205,934
0.377%, 3/7/14 (r)	13,750,000	13,204,915
4.587%, 12/15/15	4,000,000	4,184,623
3.953%, 6/15/16	2,000,000	2,046,538
CNOOC Finance 2011 Ltd., 4.25%, 1/26/21 (e)	4,750,000	4,714,375
CNPC HK Overseas Capital Ltd., 3.125%, 4/28/16 (e)	6,000,000	5,959,152
Columbia University, 6.83%, 12/15/20	306,452	342,089
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.617%, 4/14/14 (r)	15,500,000	15,461,383
Corn Products International, Inc., 3.20%, 11/1/15	5,000,000	5,097,758
Credit Suisse USA, Inc., 0.461%, 8/16/11 (r)	5,850,000	5,849,698
Crown Castle Towers LLC:
3.214%, 8/15/15 (e)	3,000,000	3,052,500
4.174%, 8/15/17 (e)	3,000,000	3,060,000
4.523%, 1/15/35 (e)	4,250,000	4,451,875
5.495%, 1/15/37 (e)	4,000,000	4,320,000
4.883%, 8/15/40 (e)	2,960,000	2,989,600
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	5,498,640	5,668,001
5.298%, 1/11/27 (e)	999,031	995,824
6.036%, 12/10/28	12,678,532	13,455,853
6.943%, 1/10/30	2,847,115	3,202,264
7.507%, 1/10/32 (e)	2,143,453	2,539,692
Danaher Corp., 0.497%, 6/21/13 (r)	3,000,000	3,004,155
Dell, Inc., 0.907%, 4/1/14 (r)	2,000,000	2,012,409
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	2,750,000	2,598,750
Deutsche Bank Capital Trust, 4.901%, 12/29/49 (b)(r)	2,600,000	2,288,000
Developers Diversified Realty Corp., 4.75%, 4/15/18	4,000,000	3,935,000
Discover Bank, 8.70%, 11/18/19	8,890,000	10,704,649
Discover Financial Services, 6.45%, 6/12/17	1,375,000	1,522,511
DISH DBS Corp., 6.375%, 10/1/11	2,450,000	2,474,500
DnB NOR Boligkreditt AS, 2.10%, 10/14/15 (e)	15,000,000	14,778,077
Dominion Resources, Inc., 6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	22,050,000	21,498,750
Dow Chemical Co., 2.518%, 8/8/11 (r)	9,500,000	9,515,578
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	5,000,000	5,051,542
Earthlink, Inc., 8.875%, 5/15/19 (e)	1,250,000	1,131,250
Eaton Corp., 0.575%, 6/16/14 (r)	2,000,000	1,999,997
EI du Pont de Nemours & Co., Zero Coupon, 12/27/39 (r)	1,600,000	1,592,474
Energizer Holdings, Inc., 4.70%, 5/19/21 (e)	3,700,000	3,683,215
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	37,655,000	39,240,219
Equity One, Inc., 6.25%, 12/15/14	5,500,000	5,987,607
Express Scripts, Inc.:
5.25%, 6/15/12	5,000,000	5,189,832
3.125%, 5/15/16	4,190,000	4,208,347
FBG Finance Ltd., 5.125%, 6/15/15 (e)	6,150,000	6,614,155
Fidelity National Financial, Inc., 7.30%, 8/15/11	1,000,000	1,006,004
Fifth Third Bank, 0.371%, 5/17/13 (r)	24,175,000	23,773,755
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,500,000	1,657,833
Fleet Capital Trust V, 1.247%, 12/18/28 (r)	3,200,000	2,509,126
FMG Resources August 2006 Pty. Ltd., 6.875%, 2/1/18 (e)	5,500,000	5,598,053
Ford Motor Credit Co. LLC:
9.875%, 8/10/11	3,000,000	3,007,500
7.25%, 10/25/11	2,578,000	2,603,780
Forest Oil Corp., 8.00%, 12/15/11	10,000,000	10,200,000
Foster's Finance Corp., 4.875%, 10/1/14 (e)	8,880,000	9,538,582
Four Fishers LLC VRDN, 0.39%, 4/1/24 (r)	3,770,000	3,770,000
FUEL Trust:
4.207%, 4/15/16 (e)	35,750,000	35,656,858
3.984%, 6/15/16 (e)	8,000,000	7,899,963
GameStop Corp., 8.00%, 10/1/12	5,689,000	5,745,890
General Electric Capital Corp.:
0.367%, 6/20/13 (r)	22,000,000	21,688,392
2.95%, 5/9/16	23,250,000	23,336,547
5.40%, 2/15/17	2,000,000	2,184,818
General Motors Corp. Escrow*	14,816,000	370,400
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	10,440,000	3,027,600
3.046%, 4/20/10 (e)(r)(y)*	10,830,000	3,005,325
3.226%, 1/21/11 (e)(r)(y)*	1,000,000	280,000
6.33%, 7/28/11 (e)(y)*	180,000	49,950
Goldman Sachs Group, Inc.:
0.518%, 11/9/11 (r)	12,470,000	12,477,468
5.625%, 1/15/17	5,000,000	5,293,288
5.375%, 3/15/20	15,800,000	16,349,581
Great River Energy, 5.829%, 7/1/17 (e)	16,062,853	18,137,591
Greif, Inc., 6.75%, 2/1/17	300,000	313,500
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (e)	2,000,000	2,032,391
HCP, Inc., 5.95%, 9/15/11	10,391,000	10,496,898
Health Care REIT, Inc., 3.625%, 3/15/16	1,000,000	1,006,336
Hertz Corp., 6.75%, 4/15/19 (e)	4,750,000	4,655,000
HSBC Bank Brasil SA, 4.00%, 5/11/16 (e)	4,400,000	4,445,250
HSBC Bank plc, 1.076%, 1/17/14 (e)(r)	9,500,000	9,495,272
International Lease Finance Corp.:
6.50%, 9/1/14 (e)	5,000,000	5,287,500
6.75%, 9/1/16 (e)	5,000,000	5,300,000
Irwin Land LLC:
4.51%, 12/15/15 (e)	975,000	974,581
5.03%, 12/15/25 (e)	900,000	906,147
Jefferies Group, Inc., 5.125%, 4/13/18	5,000,000	4,978,048
Johnson & Johnson, 0.348%, 5/15/14 (r)	66,000,000	66,039,125
Jones Group, Inc., 6.875%, 3/15/19	3,770,000	3,633,338
JPMorgan Chase & Co.:
0.477%, 6/15/12 (r)	4,370,000	4,381,723
7.90% to 4/30/18, floating rate thereafter to 4/29/49 (r)	12,800,000	13,760,000
JPMorgan Chase Capital XXIII, 1.261%, 5/15/77 (r)	7,114,000	5,577,560
KeyBank, 5.80%, 7/1/14	7,500,000	8,189,116
Kia Motors Corp., 3.625%, 6/14/16 (e)	2,000,000	1,983,604
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (e)	3,000,000	3,120,000
Lafarge SA, 6.15%, 7/15/11	9,523,000	9,534,771
Leucadia National Corp., 8.125%, 9/15/15	19,700,000	21,436,131
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.217%, 12/1/12 (e)	1,780,000	1,801,485
5.733%, 12/1/17 (e)	2,000,000	2,049,700
Lumbermens Mutual Casualty Co., 8.30%, 12/1/37 (e)(m)*	300,000	2,250
Mandalay Resort Group, 6.375%, 12/15/11	4,249,000	4,249,000
Marsh & McLennan Co.'s, Inc., 6.25%, 3/15/12	4,250,000	4,398,128
Masco Corp.:
5.875%, 7/15/12	2,690,000	2,784,150
4.80%, 6/15/15	10,500,000	10,493,500
7.125%, 3/15/20	11,675,000	12,010,656
MBNA Capital, 1.073%, 2/1/27 (r)	5,000,000	3,930,128
Mega Advance Investments Ltd., 5.00%, 5/12/21 (e)	18,000,000	17,980,888
Merrill Lynch & Co., Inc.:
5.70%, 5/2/17	5,000,000	5,114,572
1.007%, 9/15/26 (r)	7,200,000	5,871,761
MetLife, Inc., 0.566%, 6/29/12 (r)	13,250,000	13,298,828
Metropolitan Life Global Funding I:
0.683%, 7/13/11 (e)(r)	10,000,000	10,000,050
0.79%, 4/10/12 (e)(r)	2,500,000	2,500,015
Morgan Stanley:
0.54%, 1/9/12 (r)	3,168,000	3,168,019
0.547%, 2/10/12 (r)	3,000,000	3,006,079
1.253%, 4/29/13 (r)	3,000,000	2,985,359
4.20%, 11/20/14	3,000,000	3,105,500
6.00%, 4/28/15	3,000,000	3,245,580
5.375%, 10/15/15	2,680,000	2,866,051
3.45%, 11/2/15	10,000,000	9,977,138
0.726%, 10/18/16 (r)	1,400,000	1,285,924
6.25%, 8/28/17	22,200,000	24,077,524
5.50%, 1/26/20	3,500,000	3,552,793
National Australia Bank Ltd., 1.01%, 4/11/14 (e)(r)	3,940,000	3,936,756
Nationwide Building Society, 0.441%, 5/17/12 (e)(r)	5,400,000	5,399,412
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	8,890,000	9,779,000
6.59%, 7/7/38	1,300,000	1,397,500
New York Life Global Funding, 1.85%, 12/13/13 (e)	5,000,000	5,090,750
Nordea Bank AB, 4.875%, 5/13/21 (e)	1,550,000	1,513,997
North Fork Bancorporation, Inc., 5.875%, 8/15/12	6,375,000	6,644,826
Nova Chemicals Corp., 6.50%, 1/15/12	4,800,000	4,890,000
NRG Energy, Inc., 7.625%, 1/15/18 (e)	5,000,000	5,037,500
Odebrecht Finance Ltd., 6.00%, 4/5/23 (e)	1,550,000	1,536,570
Offshore Group Investments Ltd., 11.50%, 8/1/15	500,000	537,399
Ohana Military Communities LLC:
5.462%, 10/1/26 (e)	21,750,000	22,608,472
5.88%, 10/1/51 (b)(e)	3,845,000	3,438,814
OPTI Canada, Inc.:
9.00%, 12/15/12 (e)	6,000,000	5,962,500
9.75%, 8/15/13 (e)	7,935,000	7,855,650
8.25%, 12/15/14 (o)	2,000,000	822,667
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,400,000	-
Overseas Shipholding Group, Inc., 8.125%, 3/30/18	3,000,000	2,940,000
Pacific Pilot Funding Ltd., 1.024%, 10/20/16 (e)(r)	415,462	383,719
PepsiCo, Inc., 0.347%, 5/10/13 (r)	1,500,000	1,501,431
Petrobras International Finance Co., 9.75%, 7/6/11	5,450,000	5,450,000
Pioneer Natural Resources Co., 5.875%, 7/15/16	39,900,000	42,194,250
PNC Funding Corp.:
0.413%, 1/31/12 (r)	9,415,000	9,415,161
5.625%, 2/1/17	2,700,000	2,956,994
Procter & Gamble - ESOP, Zero Coupon, 11/15/39 (r)	1,000,000	992,284
Prudential Holdings LLC, 1.122%, 12/18/17 (e)(r)	7,940,000	7,528,030
Rabobank Nederland NV, 0.472%, 8/5/11 (e)(r)	2,200,000	2,199,956
Ryder System, Inc.:
3.15%, 3/2/15	4,000,000	4,097,717
3.60%, 3/1/16	5,000,000	5,105,962
SABMiller plc, 6.50%, 7/1/16 (e)	14,000,000	16,312,316
SBA Tower Trust, 4.254%, 4/15/40 (e)	10,440,000	10,820,415
Seagate Technology HDD Holdings, 6.375%, 10/1/11	6,950,000	7,002,125
Senior Housing Properties Trust, 8.625%, 1/15/12	13,352,000	13,819,320
Skyway Concession Co. LLC, 0.526%, 6/30/17 (b)(e)(r)	2,500,000	2,278,555
Southern Co., 0.674%, 10/21/11 (r)	3,000,000	3,003,153
Southwestern Energy Co., 7.50%, 2/1/18	1,000,000	1,137,500
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	5,500,000	5,589,375
SSIF Nevada LP, 0.981%, 4/14/14 (e)(r)	46,780,000	46,845,265
St. Jude Medical, Inc., 2.50%, 1/15/16	920,000	922,480
Stadshypotek AB, 0.796%, 9/30/13 (e)(r)	22,940,000	22,939,994
State Street Bank and Trust Co., 0.447%, 9/15/11 (r)	10,000,000	10,004,558
Steel Dynamics, Inc., 7.375%, 11/1/12	3,000,000	3,157,500
SunTrust Bank:
0.369%, 5/21/12 (r)	10,638,000	10,537,614
0.548%, 8/24/15 (r)	5,650,000	5,340,963
7.25%, 3/15/18	4,000,000	4,597,253
SunTrust Banks, Inc., 3.60%, 4/15/16	2,500,000	2,529,808
SunTrust Capital I, 0.931%, 5/15/27 (r)	1,000,000	779,580
Svenska Handelsbanken AB, 1.249%, 9/14/12 (e)(r)	11,800,000	11,800,041
Symantec Corp., 2.75%, 9/15/15	7,710,000	7,644,446
TCM Sub LLC, 3.55%, 1/15/15 (e)	3,000,000	3,145,312
TD Ameritrade Holding Corp.:
2.95%, 12/1/12	1,000,000	1,023,382
4.15%, 12/1/14	2,180,000	2,310,293
Telecom Italia Capital SA, 6.20%, 7/18/11	13,699,000	13,723,238
Telefonica Emisiones SAU:
0.603%, 2/4/13 (r)	4,000,000	3,932,284
6.421%, 6/20/16	8,944,000	10,007,916
5.134%, 4/27/20	8,330,000	8,315,285
5.462%, 2/16/21	2,000,000	2,030,337
The Gap, Inc., 5.95%, 4/12/21	8,000,000	7,720,000
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	658,859	659
Time Warner, Inc., 4.75%, 3/29/21	3,500,000	3,552,089
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	131,530,000	36,178,642
2/15/45 (b)(e)	145,823,723	23,155,349
Toronto-Dominion Bank, 2.20%, 7/29/15 (e)	7,000,000	7,080,229
Transocean, Inc., 1.50%, 12/15/37	1,500,000	1,498,125
Travelers Insurance Company Ltd., 0.528%, 12/8/11 (r)	1,500,000	1,497,155
Tupperware Brands Corp., 4.75%, 6/1/21 (e)	10,000,000	9,799,976
UDR, Inc., 5.00%, 1/15/12	2,300,000	2,341,750
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	53,479,000	55,265,504
Verizon Communications, Inc., 3.00%, 4/1/16	13,000,000	13,278,600
Volkswagen International Finance NV:
0.757%, 10/1/12 (e)(r)	12,000,000	11,998,808
0.917%, 4/1/14 (e)(r)	12,100,000	12,076,072
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	47,037,000	43,156,447
Wal-Mart Stores, Inc., 8.07%, 12/21/12	76,873	78,518
Wells Fargo & Co., 0.467%, 6/15/12 (r)	1,830,000	1,834,734
Western Express, Inc., 12.50%, 4/15/15 (e)	3,160,000	2,978,300
Westpac Banking Corp.:
0.574%, 10/21/11 (e)(r)	7,250,000	7,251,159
0.976%, 3/31/14 (e)(r)	14,000,000	13,999,995
Willis North America, Inc.:
5.625%, 7/15/15	14,261,000	15,385,736
6.20%, 3/28/17	2,442,000	2,662,659
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	23,471,891	21,360,594
Xerox Corp.:
6.875%, 8/15/11	7,650,000	7,701,031
4.25%, 2/15/15	2,750,000	2,920,223
Yale University, 2.90%, 10/15/14	5,300,000	5,563,498
Yara International ASA, 5.25%, 12/15/14 (e)	5,250,000	5,816,008

Total Corporate Bonds (Cost $2,020,422,628)		2,056,213,943

MUNICIPAL OBLIGATIONS - 5.6%
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	11,000,000	10,839,070
Allegheny County Pennsylvania Hospital Development Authority Revenue VRDN, 0.10%, 7/15/28 (r)	200,000	200,000
Allegheny County Pennsylvania IDA Revenue VRDN, 0.10%, 6/1/38 (r)	1,575,000	1,575,000
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Bonds, 5.10%, 10/1/15	460,000	473,059
Bridgeview Illinois GO Bonds, 4.62%, 12/1/11	490,000	494,993
Butler Pennsylvania Redevelopment Authority Tax Allocation Bonds, 5.25%, 12/1/13	505,000	513,454
Calhoun County Alabama Economic Development Council Revenue VRDN, 0.31%, 4/1/21 (r)	2,600,000	2,600,000
California State HFA Revenue VRDN, 0.08%, 8/1/33 (r)	1,430,000	1,430,000
California State Industry Sales Tax Revenue Bonds, 5.00%, 1/1/12	2,900,000	2,931,204
California State Infrastructure & Economic Development Bank Revenue VRDN, 0.05%, 4/1/42 (r)	10,615,000	10,615,000
California Statewide Communities Development Authority Revenue Bonds, Zero Coupon, 6/1/13	3,190,000	2,940,287
Canyon Texas Regional Water Authority Revenue Bonds, 5.70%, 8/1/12	165,000	169,841
Chelsea Michigan Economic Development Corp. LO Revenue VRDN, 0.10%, 10/1/36 (r)	1,975,000	1,975,000
Collier County Florida MFH Finance Authority Revenue VRDN, 0.09%, 7/15/34 (r)	700,000	700,000
Colorado State HFA Revenue VRDN, 0.09%, 10/15/16 (r)	1,300,000	1,300,000
Cook County Illinois School District GO Bonds:
5.45%, 12/1/11	200,000	203,244
No. 089 Maywood, Zero Coupon, 12/1/12	2,135,000	2,055,300
No. 170 Chicago Heights, Zero Coupon, 12/1/12	380,000	365,815
Corte Madera California COPs, 5.447%, 2/1/16	965,000	974,804
District of Columbia HFA MFH Revenue VRDN, 0.08%, 11/1/38 (r)	795,000	795,000
District of Columbia Revenue VRDN, 0.16%, 9/1/23 (r)	1,015,000	1,015,000
Englewood Colorado MFH Revenue VRDN, 0.05%, 12/1/26 (r)	500,000	500,000
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	1,535,000	1,536,566
Fall Creek Wisconsin School District GO Bonds, 5.91%, 3/1/19	605,000	633,223
Franklin County Ohio Health Care Revenue VRDN, 0.08%, 11/1/34 (r)	1,500,000	1,500,000
Frisco Texas Economic Development Corp. Sales Tax Revenue Bonds, 5.619%, 2/15/17	880,000	918,306
Hills City Iowa Health Facilities Revenue VRDN, 0.07%, 8/1/35 (r)	1,725,000	1,725,000
Hillsborough County Florida Port District Revenue Bonds, Zero Coupon, 12/1/11	1,230,000	1,213,247
Illinois State MFH Development Authority Revenue Bonds, 5.662%, 7/1/17	1,490,000	1,556,156
Indiana Finance Authority Hospital Revenue VRDN, 0.10%, 3/1/33 (r)	15,900,000	15,900,000
Iron County Wisconsin GO Bonds, 5.26%, 3/1/19	490,000	514,407
Louisiana Public Facilities Authority Revenue VRDN, 0.08%, 8/1/23 (r)	2,470,000	2,470,000
Maryland State Health & Higher Educational Facilities Authority Revenue VRDN, 0.07%, 7/1/34 (r)	1,000,000	1,000,000
Maryland State Transportation Authority Revenue Bonds, 5.164%, 7/1/25	2,250,000	2,314,283
Michigan State Hospital Finance Authority Revenue VRDN, 0.24%, 3/1/30 (r)	2,500,000	2,500,000
Midpeninsula California Regional Open Space District Financing Authority Revenue Bonds, 5.15%, 9/1/12	1,075,000	1,085,481
Mississippi State Business Finance Corp. Revenue VRDN, 0.10%, 3/1/17 (r)	1,835,000	1,835,000
Mobile Alabama Industrial Development Board Pollution Revenue VRDN, 0.09%, 6/1/34 (r)	28,800,000	28,800,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue VRDN:
Forge Gate Apts. Project, 0.17%, 8/15/31 (r)	1,325,000	1,325,000
Kingswood Apts. Project, 0.17%, 8/15/31 (r)	1,110,000	1,110,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 0.11%, 6/1/34 (r)	3,427,500	3,427,500
Nashville & Davidson County Tennessee Water & Sewage Revenue Bonds, 4.74%, 1/1/15	1,585,000	1,677,136
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	820,000	776,499
New Britain Connecticut GO Revenue VRDN, 0.26%, 2/1/26 (r)	2,200,000	2,200,000
New York City Housing Development Corp. MFH Rent Revenue VRDN:
0.15%, 11/15/31 (r)	400,000	400,000
0.15%, 6/15/34 (r)	1,400,000	1,400,000
0.15%, 12/1/35 (r)	185,000	185,000
New York State HFA Revenue VRDN:
0.09%, 5/15/33 (r)	3,125,000	3,125,000
0.14%, 5/15/33 (r)	300,000	300,000
0.09%, 5/15/36 (r)	200,000	200,000
0.07%, 5/15/37 (r)	1,000,000	1,000,000
0.16%, 5/1/42 (r)	2,480,000	2,480,000
New York State Urban Development Corp. Revenue Bonds:
4.38%, 12/15/11	2,300,000	2,343,470
2.626%, 12/15/14	12,000,000	12,339,840
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.268%, 9/1/11	2,860,000	2,874,815
5.252%, 9/1/16	1,495,000	1,507,917
5.263%, 9/1/16	1,920,000	1,929,427
Oakland City California PO Revenue Bonds, Zero Coupon, 12/15/12	1,680,000	1,591,632
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/11	6,100,000	6,060,777
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/12	2,000,000	1,986,860
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 5.59%, 9/1/17	1,020,000	1,036,351
Pittsburg California Redevelopment Agency Tax Allocation Bonds, 5.115%, 8/1/16	1,285,000	1,224,901
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.75%, 8/1/15	530,000	545,995
Richfield Minnesota MFH Revenue VRDN, 0.08%, 3/1/34 (r)	300,000	300,000
Riverside California Public Financing Authority Tax Allocation Bonds, 5.24%, 8/1/17	1,230,000	1,212,325
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	315,000	320,043
Rural Electric Co-op Grantor Trust Certificates VRDN, 0.40%, 12/18/17 (r)	1,320,000	1,320,464
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,035,000	1,050,763
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.18%, 9/1/11	425,000	425,353
Shorewood Wisconsin School District GO Bonds, 5.30%, 4/1/16	240,000	257,165
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.20%, 2/1/14	840,000	912,106
St. Paul Minnesota Sales Tax Revenue Bonds, 5.30%, 11/1/12	925,000	968,660
Stanislaus County California Revenue Bonds, 7.15%, 8/15/13	300,000	310,077
Tarrant County Texas Industrial Development Corp. Revenue VRDN, 0.21%, 9/1/27 (r)	3,680,000	3,680,000
Texas State Transportation Commission Revenue Bonds, 5.028%, 4/1/26	1,000,000	1,077,720
Tift County Georgia IDA Revenue VRDN, 0.19%, 2/1/28 (r)	5,000,000	5,000,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue VRDN, 0.12%, 3/1/27 (r)	2,600,000	2,600,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDN, 0.07%, 4/1/35 (r)	4,705,000	4,705,000
Ypsilanti Michigan GO Bonds, 5.55%, 5/1/12	335,000	342,293

Total Municipal Obligations (Cost $186,419,312)		187,697,829

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.5%
AgFirst FCB:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	35,445,000	35,976,675
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	5,000,000	3,700,000
COP I LLC:
3.613%, 12/5/21	4,230,093	4,450,159
3.65%, 12/5/21	5,988,265	6,070,737
Fannie Mae, 0.375%, 12/28/12	1,250,000	1,249,136
New Valley Generation I, 7.299%, 3/15/19	2,421,036	2,861,473
New Valley Generation II, 5.572%, 5/1/20	3,300,319	3,526,170
New Valley Generation V, 4.929%, 1/15/21	3,496,627	3,884,347
Overseas Private Investment Corp.:
0.13%, 8/15/17 (r)	4,000,000	4,000,000
0.13%, 8/15/17 (r)	1,800,000	1,800,000
4.91%, 12/15/17 (b)	2,971,430	3,276,001
Premier Aircraft Leasing EXIM 1 Ltd.:
3.576%, 2/6/22	7,032,335	7,171,856
3.547%, 4/10/22	12,033,079	12,242,575
Private Export Funding Corp., 3.05%, 10/15/14	10,000,000	10,544,017
Tunisia Government AID Bonds, Guaranteed by the United States Agency of International Development, 9.375%, 8/1/16	449,999	512,180
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	7,910,000	5,101,950
Vessel Management Services, Inc., 5.85%, 5/1/27	8,404,000	9,325,751

Total U.S. Government Agencies and Instrumentalities (Cost $111,515,063)		115,693,027

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Ginnie Mae:
5.50%, 1/16/32	1,527,900	104,534
5.50%, 5/20/32	1,285,192	68,325

Total U.S. Government Agency Mortgage-Backed Securities (Cost $406,644)		172,859

U.S. TREASURY - 0.9%
United States Treasury Bonds, 4.375%, 5/15/41	2,175,000	2,171,602
United States Treasury Notes:
0.75%, 6/15/14	5,000,000	5,025,781
1.75%, 5/31/16	23,015,000	23,050,961
3.125%, 5/15/21	653,000	651,163

Total U.S. Treasury (Cost $31,110,530)		30,899,507

FLOATING RATE LOANS(d)- 0.4%
Clear Channel Communications, Inc. Term Loan Tranche B, 3.836%, 1/28/16 (r)	9,640,253	8,121,913
Ford Motor Co., Term Loan Tranche B1, 2.94%, 12/15/13 (r)	4,255,474	4,249,870

Total Floating Rate Loans (Cost $13,243,889)		12,371,783

TIME DEPOSIT - 9.6%
State Street Time Deposit, 0.098%, 7/1/11	319,740,118	319,740,118

Total Time Deposit (Cost $319,740,118)		319,740,118

EQUITY SECURITIES - 0.4%	SHARES
General Motors Co.:
Common*	17,693	537,159
Warrants (strike price $10.00/share, expire 7/10/16)*	52,448	1,122,387
Warrants (strike price $18.33/share, expire 7/10/19)*	52,448	835,497
GMAC Capital Trust I, Preferred*	140,000	3,584,000
Woodbourne Capital:
Trust I, Preferred (b)(e)	2,125,000	1,487,500
Trust II, Preferred (b)(e)	2,125,000	1,487,500
Trust III, Preferred (b)(e)	3,125,000	2,187,500
Trust IV, Preferred (b)(e)	3,125,000	2,187,500

Total Equity Securities (Cost $12,582,240)		13,429,043

TOTAL INVESTMENTS (Cost $3,254,557,950) - 99.0%		3,291,370,363
Other assets and liabilities, net - 1.0%		32,176,970
NET ASSETS - 100%		$3,323,547,333

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
30 Year U.S. Treasury Bonds	1,647	9/11	$202,632,469	($1,699,867)

Sold:
2 Year U.S. Treasury Notes	10,205	9/11	$2,238,402,969	($4,520,520)
5 Year U.S. Treasury Notes	1,238	9/11	147,563,797	1,159,430
10 Year U.S. Treasury Notes	19	9/11	2,324,234	24,916
Total Sold				($3,336,174)

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates.  The rate shown is the rate in effect at period end.  Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(o) Subsequent to period end, this security was sold without interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(u) This security is no longer accruing interest.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. These securities are no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

ASSET-BACKED SECURITIES - 18.6%	PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust:
5.68%, 12/12/12	$7,786	$7,793
0.24%, 12/6/13 (r)	3,161,548	3,153,689
5.53%, 1/6/14	548,587	549,025
1.18%, 2/6/14	1,463,832	1,466,760
5.56%, 6/6/14	198,669	205,807
5.19%, 1/6/15 (r)	1,333,501	1,358,187
Americredit Prime Automobile Receivable:
0.22%, 4/8/13 (r)	102,795	102,786
5.62%, 9/8/14	2,000,000	2,032,636
0.69%, 3/8/16 (r)	7,465,744	7,458,040
Bank of America Auto Trust, 2.67%, 7/15/13 (e)	1,575,441	1,586,077
Bear Stearns Asset Backed Securities Trust, 0.406%, 12/25/35 (r)	1,213,476	1,182,190
Capital Auto Receivables Asset Trust:
5.01%, 4/16/12	27,200	27,292
5.31%, 6/15/12	510,127	513,882
5.15%, 9/17/12	2,500,000	2,542,036
6.57%, 9/16/13 (e)	2,875,000	2,976,932
0.467%, 2/18/14 (r)	33,583	33,579
5.76%, 2/18/14 (e)	3,000,000	3,084,538
5.21%, 3/17/14	1,587,302	1,609,398
5.30%, 5/15/14	780,430	794,281
Capital One Auto Finance Trust:
0.217%, 4/15/14 (r)	1,531,365	1,528,057
5.23%, 7/15/14	2,890,307	2,952,267
Chase Funding Mortgage Loan Asset-Backed Certificates, 4.396%, 2/25/30	322,767	321,215
CIT Equipment Collateral:
1.51%, 5/15/12 (e)	281,802	282,006
6.59%, 12/22/14	1,147,076	1,155,919
3.07%, 8/15/16 (e)	265,525	266,941
CitiFinancial Auto Issuance Trust, 1.83%, 11/15/12 (e)	3,372,236	3,376,421
CPS Auto Trust:
6.48%, 7/15/13 (e)	2,026,184	2,083,122
5.05%, 11/15/13 (e)	668,611	677,314
5.92%, 5/15/14 (e)	638,977	658,321
DT Auto Owner Trust:
0.99%, 12/17/12 (e)	3,659,190	3,660,481
2.36%, 4/15/13 (e)	815,000	817,301
0.99%, 5/15/13 (e)	2,622,982	2,623,628
0.96%, 1/15/14 (e)	1,862,220	1,862,116
Fifth Third Auto Trust, 4.81%, 1/15/13	748,769	758,361
Ford Credit Auto Owner Trust:
4.28%, 5/15/12	3,665	3,671
5.47%, 9/15/12	4,000,000	4,022,604
7.05%, 12/15/13 (e)	3,000,000	3,077,528
Harley-Davidson Motorcycle Trust, 5.23%, 3/15/14	1,000,000	1,029,937
JPMorgan Auto Receivables Trust:
5.14%, 12/15/14 (e)	96,061	96,240
5.22%, 7/15/15 (e)	536,756	540,230
Marlin Leasing Receivables LLC, 2.44%, 1/15/16 (e)	1,939,259	1,956,238
Navistar Financial Corp Owner Trust, 1.47%, 10/18/12 (e)	4,017,143	4,024,837
Prestige Auto Receivables Trust, 5.58%, 8/15/14 (e)	561,694	569,046
Santander Consumer Acquired Receivables Trust, 0.91%, 11/15/13 (e)	2,975,371	2,977,818
Santander Drive Auto Receivables Trust:
1.36%, 3/15/13	4,867,388	4,877,393
1.01%, 7/15/13 (e)	6,705,000	6,712,347
1.37%, 8/15/13 (e)	6,032,581	6,049,208
Volvo Financial Equipment LLC, 1.06%, 6/15/12 (e)	1,069,802	1,070,326

Total Asset-Backed Securities (Cost $90,769,933)		90,715,821

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.5%
Adjustable Rate Mortgage Trust, 0.986%, 2/25/35 (r)	2,524	2,266
Chase Mortgage Finance Corp.:
2.83%, 2/25/37 (r)	244,038	232,872
2.852%, 2/25/37 (r)	412,431	369,933
Impac CMB Trust:
0.966%, 10/25/34 (r)	3,387	2,857
0.926%, 11/25/34 (r)	23,910	20,527
0.706%, 4/25/35 (r)	4,277	3,351
0.726%, 5/25/35 (r)	300,078	226,248
JP Morgan Mortgage Trust, 5.277%, 7/25/35 (r)	153,988	149,335
Merrill Lynch Mortgage Investors, Inc., 2.656%, 12/25/35 (r)	137,512	135,429
MLCC Mortgage Investors, Inc.:
0.926%, 3/25/28 (r)	21,470	18,668
0.416%, 4/25/29 (r)	333,801	307,269
0.746%, 7/25/29 (r)	14,159	12,849
0.416%, 3/25/30 (r)	6,260	5,535
Sequoia Mortgage Trust, 0.506%, 11/20/34 (r)	29,164	24,849
Structured Asset Mortgage Investments, Inc., 0.376%, 9/25/47 (r)	337,676	201,508
WaMu Mortgage Pass Through Certificates, 2.724%, 10/25/35 (r)	1,000,000	833,396

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,303,744)		2,546,892

COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.4%
Asset Securitization Corp., 7.205%, 2/14/43 (r)	273,000	287,027
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
6.186%, 6/11/35	4,483,544	4,542,730
4.576%, 7/10/42	1,000,000	1,012,117
4.783%, 7/10/43 (r)	3,788,791	3,871,248
5.118%, 7/11/43	1,335,461	1,356,449
Bank of America-First Union NB Commercial Mortgage, 5.464%, 4/11/37	687,216	686,866
Bear Stearns Commercial Mortgage Securities:
5.61%, 11/15/33	510,749	510,376
4.72%, 11/11/35 (r)	3,006,000	3,089,486
6.46%, 10/15/36	2,278,801	2,321,833
Chase Manhattan Bank-First Union National Bank, 6.40%, 8/15/31 (e)	2,250,000	2,309,061
Commercial Mortgage Acceptance Corp., 6.21%, 7/15/31 (e)	3,000,000	3,165,406
Commercial Mortgage Asset Trust, 7.35%, 1/17/32 (r)	3,000,000	3,304,063
Credit Suisse First Boston Mortgage Securities Corp.:
5.435%, 9/15/34	611,128	610,632
5.603%, 7/15/35	5,790,000	5,971,904
4.70%, 8/15/36	552,868	559,681
6.387%, 8/15/36	2,258,814	2,270,224
First Union National Bank Commercial Mortgage:
6.223%, 12/12/33	992,124	996,283
6.141%, 2/12/34	3,375,158	3,424,775
GE Capital Commercial Mortgage Corp.:
6.29%, 8/11/33	73,298	73,270
4.996%, 12/10/37	2,962,321	3,063,467
6.07%, 6/10/38	380,627	382,747
GMAC Commercial Mortgage Securities, Inc.:
6.70%, 4/15/34	1,144,675	1,143,265
5.713%, 10/15/38	1,374,387	1,407,241
6.278%, 11/15/39	3,799,696	3,825,692
4.646%, 4/10/40	51,768	53,086
Greenwich Capital Commercial Funding Corp., 4.883%, 6/10/36	58,975	58,929
GS Mortgage Securities Corp. II, 4.295%, 1/10/40	2,627,441	2,662,025
JP Morgan Chase Commercial Mortgage Securities Corp.:
6.162%, 5/12/34	7,500,000	7,645,723
6.429%, 4/15/35	385,971	385,607
5.857%, 10/12/35	2,960,746	2,965,432
6.465%, 11/15/35	5,655,301	5,694,130
4.275%, 1/12/37	1,780,024	1,805,351
LB-UBS Commercial Mortgage Trust:
6.365%, 12/15/28	756,651	756,601
4.51%, 12/15/29	1,623,348	1,630,237
5.594%, 6/15/31	1,814,500	1,866,254
Merrill Lynch Mortgage Trust:
5.619%, 7/12/34	1,877,646	1,919,335
4.892%, 2/12/42	837,232	850,983
Morgan Stanley Capital I:
4.52%, 12/13/41	1,944,449	1,956,389
5.007%, 1/14/42	935,093	943,340
Morgan Stanley Dean Witter Capital I:
6.55%, 7/15/33	1,000,000	1,012,565
6.51%, 4/15/34	2,556,658	2,595,902
5.74%, 12/15/35	1,097,540	1,124,487
5.98%, 1/15/39	3,473,011	3,568,637
Salomon Brothers Mortgage Securities VII, Inc.:
4.467%, 3/18/36	4,179,003	4,234,690
6.499%, 11/13/36	3,133,261	3,143,903
Wachovia Bank Commercial Mortgage Trust:
6.287%, 4/15/34	1,869,760	1,910,164
5.23%, 7/15/41 (r)	121,776	122,613
4.612%, 5/15/44	114,668	117,445

Total Commercial Mortgage-Backed Securities (Cost $100,463,646)		99,209,671

CORPORATE BONDS - 48.4%
Achmea Hypotheekbank NV, 0.623%, 11/3/14 (e)(r)	750,000	750,016
Allegheny Technologies, Inc., 8.375%, 12/15/11	1,240,000	1,263,250
Ally Financial, Inc.:
6.875%, 9/15/11	1,500,000	1,505,625
6.00%, 12/15/11	3,000,000	3,030,000
1.75%, 10/30/12	1,000,000	1,017,478
0.247%, 12/19/12 (r)	600,000	600,178
American Airlines Equipment Trust 1990, 10.62%, 9/4/11	1,000,000	997,500
American Airlines Pass Through Trust:
7.858%, 10/1/11 (b)	1,850,000	1,887,000
7.858%, 4/1/13	4,075,000	4,125,937
American Express Bank FSB:
0.316%, 5/29/12 (r)	1,000,000	996,640
0.34%, 6/12/12 (r)	1,500,000	1,495,031
American Express Credit Corp., 0.306%, 2/24/12 (r)	380,000	379,435
American Express Travel Related Services Co., Inc., 5.25%, 11/21/11 (e)	185,000	187,993
Anadarko Petroleum Corp., 6.375%, 9/15/17	500,000	572,584
Anheuser-Busch InBev Worldwide, Inc., 0.977%, 3/26/13 (r)	4,000,000	4,036,538
ANZ National International Ltd.:
0.452%, 8/5/11 (e)(r)	500,000	499,878
1.247%, 12/20/13 (e)(r)	1,000,000	1,000,000
ArcelorMittal, 3.75%, 3/1/16	1,000,000	1,007,767
Arrow Electronics, Inc., 3.375%, 11/1/15	1,000,000	1,010,337
Australia & New Zealand Banking Group Ltd., 0.574%, 10/21/11 (e)(r)	1,000,000	999,459
Banco Bradesco SA, 2.361%, 5/16/14 (e)(r)	2,000,000	2,006,746
Bank of America Corp.:
0.573%, 4/30/12 (r)	500,000	501,434
8.00% to 1/30/18, floating rate thereafter to 12/29/49 (r)	1,250,000	1,293,750
Bank of America NA, 0.527%, 6/15/16 (r)	4,500,000	4,087,237
Bank of Montreal, 0.743%, 4/29/14 (r)	4,000,000	4,000,147
Barclays Bank plc, 1.052%, 3/5/12 (e)(r)	425,000	425,576
Bear Stearns Co.'s LLC, 0.444%, 11/28/11 (r)	225,000	224,921
Berkshire Hathaway Finance Corp., 0.408%, 1/13/12 (r)	2,000,000	2,000,279
Cantor Fitzgerald LP, 6.375%, 6/26/15 (e)	1,820,000	1,914,021
Capital One Financial Corp., 4.80%, 2/21/12	935,000	955,698
Caterpillar, Inc., 0.425%, 5/21/13 (r)	3,000,000	3,003,446
Cemex SAB de CV, 5.301%, 9/30/15 (e)(r)	3,000,000	2,887,667
Citibank, 0.285%, 7/12/11 (r)	500,000	499,999
Citigroup, Inc.:
2.125%, 4/30/12	20,000,000	20,303,940
2.262%, 8/13/13 (r)	2,000,000	2,037,442
0.377%, 3/7/14 (r)	1,250,000	1,200,447
4.587%, 12/15/15	1,000,000	1,046,156
Continental Airlines, Inc., 8.75%, 12/1/11	1,500,000	1,530,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.617%, 4/14/14 (r)	2,000,000	1,995,017
Credit Suisse USA, Inc., 0.461%, 8/16/11 (r)	1,100,000	1,099,943
CVS Pass-Through Trust, 7.77%, 1/10/12 (e)	289,425	299,193
Danaher Corp., 0.497%, 6/21/13 (r)	2,000,000	2,002,770
Dell, Inc., 0.907%, 4/1/14 (r)	1,000,000	1,006,205
Deutsche Bank Capital Trust, 4.901%, 12/29/49 (b)(r)	200,000	176,000
DISH DBS Corp., 6.375%, 10/1/11	500,000	505,000
Dominion Resources, Inc., 6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	1,797,000	1,752,075
Dow Chemical Co.:
2.518%, 8/8/11 (r)	500,000	500,820
4.85%, 8/15/12	1,250,000	1,304,708
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12	1,000,000	1,020,628
Eaton Corp., 0.575%, 6/16/14 (r)	2,000,000	1,999,997
El Paso Performance-Linked Trust, 7.75%, 7/15/11 (e)	3,000,000	3,000,000
Enterprise Products Operating LLC:
7.625%, 2/15/12	3,000,000	3,128,309
3.20%, 2/1/16	1,000,000	1,014,167
Fidelity National Financial, Inc., 7.30%, 8/15/11	2,283,000	2,296,706
Fifth Third Bank, 0.371%, 5/17/13 (r)	2,560,000	2,517,510
Fleet Capital Trust V, 1.247%, 12/18/28 (r)	1,000,000	784,102
Ford Motor Credit Co. LLC:
7.25%, 10/25/11	2,300,000	2,323,000
3.033%, 1/13/12 (r)	3,055,000	3,047,362
Forest Oil Corp., 8.00%, 12/15/11	3,000,000	3,060,000
Fort Knox Military Housing Privatization Project, 0.527%, 2/15/52 (b)(e)(r)	2,100,000	1,323,000
FUEL Trust:
4.207%, 4/15/16 (e)	1,000,000	997,395
3.984%, 6/15/16 (e)	1,500,000	1,481,243
GameStop Corp., 8.00%, 10/1/12	883,000	891,830
General Electric Capital Corp.:
0.367%, 6/20/13 (r)	1,000,000	985,836
2.95%, 5/9/16	1,500,000	1,505,584
General Motors Corp. Escrow*	500,000	12,500
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	120,000	34,800
3.046%, 4/20/10 (e)(r)(y)*	50,000	13,875
3.226%, 1/21/11 (e)(r)(y)*	30,000	8,400
Goldman Sachs Group, Inc., 0.518%, 11/9/11 (r)	500,000	500,299
HCP, Inc., 5.95%, 9/15/11	3,000,000	3,030,574
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (e)	1,000,000	1,010,284
HSBC Bank plc, 1.076%, 1/17/14 (e)(r)	1,500,000	1,499,253
ING Bank NV, 1.596%, 10/18/13 (e)(r)	2,000,000	2,000,016
International Business Machines Corp., 0.313%, 11/4/11 (r)	1,000,000	1,000,459
Johnson & Johnson, 0.348%, 5/15/14 (r)	8,500,000	8,505,039
JPMorgan Chase & Co.:
0.477%, 6/15/12 (r)	300,000	300,805
7.90% to 4/30/18, floating rate thereafter to 4/29/49 (r)	2,000,000	2,150,000
JPMorgan Chase Capital XXIII, 1.261%, 5/15/77 (r)	1,000,000	784,026
KB Home, 6.375%, 8/15/11	650,000	637,000
Kia Motors Corp., 3.625%, 6/14/16 (e)	1,000,000	991,802
Lafarge SA, 6.15%, 7/15/11	2,000,000	2,002,472
Leucadia National Corp., 8.125%, 9/15/15	500,000	544,064
Mandalay Resort Group, 6.375%, 12/15/11	1,000,000	1,000,000
Manufacturers & Traders Trust Co., 1.805%, 4/1/13 (r)	2,700,000	2,694,303
Masco Corp., 4.80%, 6/15/15	750,000	749,536
Medco Health Solutions, Inc., 7.25%, 8/15/13	75,000	83,347
Medtronic, Inc., 1.25%, 9/15/21	420,000	416,850
Merrill Lynch & Co., Inc., 1.007%, 9/15/26 (r)	300,000	244,657
MetLife, Inc., 0.566%, 6/29/12 (r)	600,000	602,211
Metropolitan Life Global Funding I:
0.683%, 7/13/11 (e)(r)	1,650,000	1,650,008
0.497%, 3/15/12 (e)(r)	800,000	797,762
Mirabela Nickel Ltd., 8.75%, 4/15/18 (e)	500,000	492,141
Morgan Stanley:
0.547%, 2/10/12 (r)	200,000	200,405
1.253%, 4/29/13 (r)	5,000,000	4,975,598
0.726%, 10/18/16 (r)	1,000,000	918,517
National Australia Bank Ltd., 1.01%, 4/11/14 (e)(r)	2,000,000	1,998,353
Nationwide Building Society, 0.441%, 5/17/12 (e)(r)	600,000	599,935
Nova Chemicals Corp., 6.50%, 1/15/12	2,500,000	2,546,875
Offshore Group Investments Ltd., 11.50%, 8/1/15	250,000	268,700
OPTI Canada, Inc., 9.00%, 12/15/12 (e)	1,000,000	993,750
PepsiCo, Inc., 0.347%, 5/10/13 (r)	3,500,000	3,503,339
Petrobras International Finance Co., 9.75%, 7/6/11	3,500,000	3,500,000
PNC Funding Corp.:
0.413%, 1/31/12 (r)	1,000,000	1,000,017
0.473%, 1/31/14 (r)	1,000,000	989,698
Pricoa Global Funding I, 0.373%, 1/30/12 (e)(r)	400,000	398,396
Prudential Holdings LLC, 1.122%, 12/18/17 (e)(r)	1,000,000	948,115
Quadra FNX Mining Ltd., 7.75%, 6/15/19 (e)	500,000	493,687
Quest Diagnostics, Inc., 1.096%, 3/24/14 (r)	1,000,000	1,002,740
Rabobank Nederland NV, 0.472%, 8/5/11 (e)(r)	800,000	799,984
SABMiller plc:
6.20%, 7/1/11 (e)	150,000	150,021
6.50%, 7/1/16 (e)	1,000,000	1,165,165
Sanofi SA, 0.296%, 3/28/12 (r)	3,000,000	3,002,440
Seagate Technology HDD Holdings, 6.375%, 10/1/11	3,100,000	3,123,250
Senior Housing Properties Trust, 8.625%, 1/15/12	2,650,000	2,742,750
Skyway Concession Co. LLC, 0.526%, 6/30/17 (b)(e)(r)	60,000	54,685
Southern Co., 0.674%, 10/21/11 (r)	1,000,000	1,001,051
SSIF Nevada LP, 0.981%, 4/14/14 (e)(r)	6,000,000	6,008,371
Stadshypotek AB, 0.796%, 9/30/13 (e)(r)	2,000,000	2,000,000
State Street Bank and Trust Co., 0.447%, 9/15/11 (r)	500,000	500,228
Steelcase, Inc., 6.50%, 8/15/11	1,195,000	1,201,757
SunTrust Bank:
0.369%, 5/21/12 (r)	2,000,000	1,981,127
0.548%, 8/24/15 (r)	750,000	708,977
SunTrust Banks, Inc., 3.60%, 4/15/16	500,000	505,962
SunTrust Capital I, 0.931%, 5/15/27 (r)	1,000,000	779,580
Svenska Handelsbanken AB, 1.249%, 9/14/12 (e)(r)	700,000	700,002
TD Ameritrade Holding Corp., 2.95%, 12/1/12	1,000,000	1,023,382
Telecom Italia Capital SA, 6.20%, 7/18/11	2,500,000	2,504,423
Telefonica Emisiones SAU, 0.603%, 2/4/13 (r)	3,320,000	3,263,796
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	500,000	137,530
2/15/45 (b)(e)	551,416	87,559
Transocean, Inc., 1.50%, 12/15/37	1,000,000	998,750
Travelers Insurance Company Ltd., 0.528%, 12/8/11 (r)	250,000	249,526
UDR, Inc., 5.00%, 1/15/12	1,500,000	1,527,228
Union Pacific Railroad Co. 2004 Pass Through Trust, 5.214%, 9/30/14 (e)	370,000	397,672
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,550,109
Volkswagen International Finance NV, 0.757%, 10/1/12 (e)(r)	3,000,000	2,999,702
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	4,000,000	3,670,000
Wells Fargo & Co., 0.467%, 6/15/12 (r)	500,000	501,293
Western Union Co., 0.832%, 3/7/13 (r)	3,000,000	3,015,203
Westpac Banking Corp.:
0.574%, 10/21/11 (e)(r)	750,000	750,120
0.976%, 3/31/14 (e)(r)	2,500,000	2,499,999
Xerox Corp.:
6.875%, 8/15/11	2,400,000	2,416,010
1.081%, 5/16/14 (r)	1,000,000	1,004,660
Xstrata Finance Canada Ltd., 5.50%, 11/16/11 (e)	2,000,000	2,024,232
Yara International ASA, 5.25%, 12/15/14 (e)	995,000	1,102,272

Total Corporate Bonds (Cost $234,605,609)		235,543,376

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.7%
AgFirst FCB, 8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	4,655,000	4,724,825
Overseas Private Investment Corp.:
0.13%, 8/15/17 (r)	1,500,000	1,500,000
0.13%, 8/15/17 (r)	2,000,000	2,000,000
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	300,000	193,500

Total U.S. Government Agencies and Instrumentalities (Cost $8,306,150)		8,418,325

U.S. TREASURY - 0.2%
United States Treasury Notes, 1.75%, 5/31/16	970,000	971,516

Total U.S. Treasury (Cost $975,752)		971,516

MUNICIPAL OBLIGATIONS - 1.7%
California Pollution Control Financing Authority Revenue VRDN, 0.05%, 11/1/26 (r)	8,490,000	8,490,000
CIDC-Hudson House LLC New York Revenue VRDN, 0.68%, 12/1/34 (r)	50,000	50,000

Total Municipal Obligations (Cost $8,540,000)		8,540,000

FLOATING RATE LOANS(d)- 0.7%
Clear Channel Communications, Inc. Term Loan Tranche B, 3.836%, 1/28/16 (r)	1,928,051	1,624,383
Ford Motor Co., Term Loan Tranche B1, 2.94%, 12/15/13 (r)	654,688	653,826
Syniverse Holdings, Inc., Term Loan, 5.25%, 12/21/17 (r)	995,000	999,146

Total Floating Rate Loans (Cost $3,433,763)		3,277,355

TIME DEPOSIT - 6.0%
State Street Time Deposit, 0.098%, 7/1/11	29,297,081	29,297,081

Total Time Deposit (Cost $29,297,081)		29,297,081

EQUITY SECURITIES - 0.2%	SHARES
General Motors Co.:
Warrants (strike price $10.00/share, expire 7/10/16)*	1,763	37,728
Warrants (strike price $18.33/share, expire 7/10/19)*	1,763	28,085
Woodbourne Capital, Trust II, Preferred (b)(e)	1,000,000	700,000

Total Equity Securities (Cost $472,821)		765,813

TOTAL INVESTMENTS (Cost $479,168,499) - 98.4%		479,285,850
Other assets and liabilities, net - 1.6%		7,590,024
NET ASSETS - 100%		$486,875,874

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	45	9/11	$5,504,766	($87,941)
30 Year U.S. Treasury Bonds	31	9/11	3,813,969	(13,175)
Total Purchased				($101,116)

Sold:
2 Year U.S. Treasury Notes	473	9/11	$103,749,594	($205,230)

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates.  The rate shown is the rate in effect at period end.  Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. These securities are no longer accruing interest.

* Non-income producing security.

Abbreviations:
FCB: Farm Credit Bank
FSB: Federal Savings Bank
LLC: Limited Liability Corporation
LP: Limited Partnership
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

CORPORATE BONDS - 90.9%	PRINCIPAL AMOUNT	VALUE
Accellent, Inc., 8.375%, 2/1/17	$250,000	$258,125
AES Corp., 9.75%, 4/15/16	500,000	566,250
Alere, Inc., 7.875%, 2/1/16	250,000	255,625
Ally Financial, Inc., 4.50%, 2/11/14	600,000	598,500
Altra Holdings, Inc., 8.125%, 12/1/16	250,000	270,000
American Airlines Pass Through Trust, 7.858%, 4/1/13	490,000	496,125
American Airlines, Inc., 10.50%, 10/15/12	295,000	312,700
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 (e)	180,000	196,200
APL Ltd., 8.00%, 1/15/24 (b)	500,000	429,205
Apria Healthcare Group, Inc., 12.375%, 11/1/14	500,000	515,625
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	250,000	268,125
Bank of America Corp., 8.00% to 1/30/18, floating rate thereafter to 12/29/49 (r)	250,000	258,750
BE Aerospace, Inc., 6.875%, 10/1/20	500,000	522,500
Beverages & More, Inc., 9.625%, 10/1/14 (e)	500,000	530,000
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17	250,000	271,250
Buccaneer Merger Sub, Inc., 9.125%, 1/15/19 (e)	250,000	258,750
Building Materials Corp. of America, 6.75%, 5/1/21 (e)	500,000	497,500
Burger King Corp., 9.875%, 10/15/18	500,000	535,000
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/29/49 (e)(r)	250,000	183,125
Cablevision Systems Corp.:
8.625%, 9/15/17	250,000	271,250
8.00%, 4/15/20	250,000	267,500
Calpine Corp. Escrow (b)*	500,000	-
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	500,000	546,130
CapitalSource, Inc., 12.75%, 7/15/14 (e)	250,000	301,250
CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, 10/30/17	250,000	258,750
Cemex Finance LLC, 9.50%, 12/14/16 (e)	250,000	259,494
Cemex SAB de CV, 5.301%, 9/30/15 (e)(r)	250,000	240,639
Central Garden and Pet Co., 8.25%, 3/1/18	250,000	258,125
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19 (e)	500,000	488,750
CIT Group, Inc.:
5.25%, 4/1/14 (e)	500,000	498,750
7.00%, 5/1/14	418,254	424,528
CKE Restaurants, Inc., 11.375%, 7/15/18	233,000	255,135
Commercial Barge Line Co., 12.50%, 7/15/17	250,000	270,000
Continental Airlines, Inc., 8.75%, 12/1/11	500,000	510,000
Cott Beverages, Inc., 8.375%, 11/15/17	500,000	525,000
CPM Holdings, Inc., 10.875%, 9/1/14	250,000	271,250
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	250,000	236,250
Dematic SA, 8.75%, 5/1/16 (e)	500,000	499,459
Digicel Group Ltd., 10.50%, 4/15/18 (e)	250,000	278,750
Digicel Ltd., 8.25%, 9/1/17 (e)	250,000	260,625
DISH DBS Corp., 6.75%, 6/1/21 (e)	500,000	512,500
Drummond Co., Inc., 9.00%, 10/15/14 (e)	250,000	262,500
DuPont Fabros Technology LP, 8.50%, 12/15/17	250,000	271,875
Dynegy Holdings, Inc., 8.375%, 5/1/16	250,000	200,000
E*Trade Financial Corp., 7.875%, 12/1/15	250,000	250,625
Earthlink, Inc., 8.875%, 5/15/19 (e)	500,000	452,500
El Paso Performance-Linked Trust, 7.75%, 7/15/11 (e)	662,000	662,000
Empire Today LLC / Empire Today Finance Corp., 11.375%, 2/1/17 (e)	250,000	257,500
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	250,000	260,525
Exopack Holding Corp., 10.00%, 6/1/18 (e)	500,000	497,500
Ferrellgas LP/Ferrellgas Finance Corp., 9.125%, 10/1/17	500,000	536,875
First Data Corp., 9.875%, 9/24/15	550,000	563,750
Ford Motor Credit Co. LLC:
7.25%, 10/25/11	250,000	252,500
7.50%, 8/1/12	250,000	261,563
8.70%, 10/1/14	250,000	280,625
Freescale Semiconductor, Inc., 10.125%, 3/15/18 (e)	221,000	245,863
Frontier Communications Corp.:
7.875%, 4/15/15	250,000	271,250
8.25%, 4/15/17	250,000	272,187
Georgia-Pacific LLC, 7.125%, 1/15/17 (e)	500,000	527,500
Giant Funding Corp., 8.25%, 2/1/18 (e)	500,000	511,250
Global Aviation Holdings, Inc., 14.00%, 8/15/13	500,000	490,000
Goodyear Tire & Rubber Co., 10.50%, 5/15/16	325,000	364,000
Griffon Corp., 7.125%, 4/1/18 (e)	250,000	256,875
Hanesbrands, Inc., 8.00%, 12/15/16	250,000	266,875
Harland Clarke Holdings Corp., 9.50%, 5/15/15	500,000	453,750
HCA, Inc.:
9.25%, 11/15/16	500,000	530,625
9.625%, 11/15/16	275,000	291,500
Hertz Corp.:
8.875%, 1/1/14	23,000	23,518
6.75%, 4/15/19 (e)	500,000	490,000
HOA Restaurant Group LLC / HOA Finance Corp., 11.25%, 4/1/17 (e)	500,000	501,250
Ineos Finance plc, 9.00%, 5/15/15 (e)	500,000	527,500
Ineos Group Holdings Ltd., 8.50%, 2/15/16 (e)	250,000	245,313
Ingles Markets, Inc., 8.875%, 5/15/17	500,000	530,000
Integra Telecom Holdings, Inc., 10.75%, 4/15/16 (e)	250,000	253,125
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16	450,000	477,000
Intelsat Jackson Holdings SA, 7.25%, 4/1/19 (e)	250,000	248,125
Interactive Data Corp., 10.25%, 8/1/18 (e)	500,000	543,750
International Lease Finance Corp.:
5.875%, 5/1/13	250,000	255,000
7.125%, 9/1/18 (e)	250,000	266,250
iPayment, Inc., 10.25%, 5/15/18 (e)	750,000	744,375
Jarden Corp., 7.50%, 5/1/17	500,000	521,250
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	601
Jones Group, Inc., 6.875%, 3/15/19	500,000	481,875
Kennedy-Wilson, Inc., 8.75%, 4/1/19 (e)	500,000	503,125
Koppers, Inc., 7.875%, 12/1/19	500,000	535,000
Kratos Defense & Security Solutions, Inc., 10.00%, 6/1/17 (e)	750,000	793,125
Lamar Media Corp., 9.75%, 4/1/14	250,000	286,875
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	754,000	738,920
Level 3 Communications, Inc., 11.875%, 2/1/19 (e)	250,000	272,500
Level 3 Financing, Inc., 9.25%, 11/1/14	250,000	257,500
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 (e)	250,000	250,000
Ltd Brands, Inc., 6.90%, 7/15/17	250,000	267,813
Mandalay Resort Group, 6.375%, 12/15/11	250,000	250,000
MetroPCS Wireless, Inc., 7.875%, 9/1/18	250,000	264,375
MGM Resorts International, 6.75%, 9/1/12	500,000	503,750
Mirabela Nickel Ltd., 8.75%, 4/15/18 (e)	500,000	492,141
Mylan, Inc., 7.625%, 7/15/17 (e)	250,000	273,750
NII Capital Corp., 8.875%, 12/15/19	500,000	553,125
Novelis, Inc., 8.375%, 12/15/17	500,000	530,000
NRG Energy, Inc., 7.625%, 1/15/18 (e)	500,000	503,750
Offshore Group Investments Ltd., 11.50%, 8/1/15	500,000	537,399
OPTI Canada, Inc., 8.25%, 12/15/14 (o)	750,000	308,500
OSI Restaurant Partners LLC, 10.00%, 6/15/15	500,000	521,250
Overseas Shipholding Group, Inc., 8.125%, 3/30/18	500,000	490,000
Packaging Dynamics Corp., 8.75%, 2/1/16 (e)	650,000	661,375
Penske Automotive Group, Inc., 7.75%, 12/15/16	125,000	127,500
Petco Animal Supplies, Inc., 9.25%, 12/1/18 (e)	500,000	530,000
PharmaNet Development Group, Inc., 10.875%, 4/15/17 (e)	300,000	375,000
Pilgrim's Pride Corp., 7.875%, 12/15/18 (e)	500,000	460,000
Pioneer Natural Resources Co., 5.875%, 7/15/16	250,000	264,375
RailAmerica, Inc., 9.25%, 7/1/17	400,000	439,000
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (e)	250,000	273,348
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC:
7.125%, 4/15/19 (e)	500,000	496,250
9.00%, 4/15/19 (e)	250,000	246,250
Rock-Tenn Co., 9.25%, 3/15/16	250,000	270,000
RSC Equipment Rental Inc/RSC Holdings III LLC, 9.50%, 12/1/14	1,000,000	1,030,000
Scientific Games International, Inc.:
7.875%, 6/15/16 (e)	250,000	260,625
9.25%, 6/15/19	250,000	271,250
Seagate Technology International, 10.00%, 5/1/14 (e)	250,000	290,937
Sheridan Group, Inc., 12.50%, 4/15/14 (e)	500,000	475,000
Simmons Foods, Inc., 10.50%, 11/1/17 (e)	500,000	528,750
Smithfield Foods, Inc., 10.00%, 7/15/14	250,000	290,312
Southern States Cooperative, Inc., 11.25%, 5/15/15 (e)	500,000	542,500
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	750,000	762,187
Sprint Nextel Corp., 6.00%, 12/1/16	500,000	498,750
Standard Pacific Corp., 10.75%, 9/15/16	250,000	277,500
STATS ChipPAC Ltd., 7.50%, 8/12/15 (e)	500,000	527,500
SunGard Data Systems, Inc., 10.25%, 8/15/15	250,000	258,750
Telcordia Technologies, Inc., 11.00%, 5/1/18 (e)	500,000	630,000
The Gap, Inc., 5.95%, 4/12/21	250,000	241,250
Triumph Group, Inc., 8.625%, 7/15/18	250,000	273,750
TRW Automotive, Inc.:
7.25%, 3/15/17 (e)	250,000	275,625
8.875%, 12/1/17 (e)	250,000	276,250
UCI International, Inc., 8.625%, 2/15/19	250,000	256,875
United Rentals North America, Inc.:
10.875%, 6/15/16	250,000	278,750
9.25%, 12/15/19	250,000	273,750
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (e)	500,000	491,250
Videotron Ltd., 9.125%, 4/15/18	500,000	557,500
Virgin Media Finance plc, 9.50%, 8/15/16	250,000	282,812
Visant Corp., 10.00%, 10/1/17	500,000	510,000
West Corp., 7.875%, 1/15/19 (e)	500,000	487,500
Western Express, Inc., 12.50%, 4/15/15 (e)	750,000	706,875
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	717,707	653,149
Windstream Corp.:
7.875%, 11/1/17	250,000	265,625
7.75%, 10/15/20	250,000	261,875

Total Corporate Bonds (Cost $54,103,266)		56,271,328

FLOATING RATE LOANS(d)- 2.5%
Clear Channel Communications, Inc. Term Loan Tranche B, 3.836%, 1/28/16 (r)	241,006	203,048
CommScope, Inc., Term Loan Tranche B, 5.00%, 1/14/18 (r)	249,375	249,994
Emergency Medical Services Corp., Term Loan Tranche B, 5.25%, 5/25/18 (r)	250,000	248,973
Endo Pharmaceuticals Holdings, Inc., Term Loan Tranche B, 4.00%, 5/20/18 (r)	250,000	250,729
Ford Motor Co., Term Loan Tranche B1, 2.94%, 12/15/13 (r)	109,115	108,971
Sensata Technologies, Term Loan Tranche B, 4.00%, 5/11/18 (b)(r)	500,000	500,000

Total Floating Rate Loans (Cost $1,579,739)		1,561,715

MUNICIPAL OBLIGATIONS - 0.2%
Lucas County Ohio GO Bonds, 1.875%, 7/21/11	100,000	100,038

Total Municipal Obligations (Cost $99,938)		100,038

TIME DEPOSIT - 4.2%
State Street Time Deposit, 0.098%, 7/1/11	2,604,583	2,604,583

Total Time Deposit (Cost $2,604,583)		2,604,583

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.6%
AgFirst FCB, 6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	500,000	370,000

Total U.S. Government Agencies and Instrumentalities (Cost $196,429)		370,000

EQUITY SECURITIES - 0.0%	SHARES
Avado Brands, Inc. (b)*	9,462	95
Intermet Corp. (b)*	6,346	63
Paging Network Do Brazil Holding Co. LLC, Class B (b)(e)*	1,000	-

Total Equity Securities (Cost $282,378)		158

TOTAL INVESTMENTS (Cost $58,866,333) - 98.4%		60,907,822
Other assets and liabilities, net - 1.6%		1,018,183
NET ASSETS - 100%		$61,926,005

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates.  The rate shown is the rate in effect at period end.  Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(o) Subsequent to period end, this security was sold without interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

Abbreviations:
FCB: Farm Credit Bank
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with six separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Income, Government, and High Yield.  Prior to September 18, 2009, High Yield was a series of Summit Mutual Funds, Inc.  Income, Short Duration Income, Long-Term Income, Ultra-Short Income, High Yield and Government are registered as non-diversified portfolios.  The operations of each series are accounted for separately.  Government began operations on December 31, 2008 and offers Class A, Class C, and Class I (effective April 29, 2011) shares of beneficial interest.  Income offers six classes of shares of beneficial interest (Class A, Class B, Class C, Class I, Class R and Class Y, which commenced operations on February 29, 2008).  Short Duration Income offers four classes of shares of beneficial interest (Class A, Class C, Class I, and Class Y, which commenced operations on February 29, 2008).  Long-Term Income offers Class A shares of beneficial interest.  Ultra-Short Income offers Class A and Class Y (which commenced operations on May 28, 2010) shares of beneficial interest.  High Yield offers Class A and Class I shares of beneficial interest.  Class A shares are sold with a maximum front-end sales charge of 3.75%: Income, Long-Term Income, Government and High Yield, 2.75%: Short Duration Income, and 1.25% for Ultra-Short Income.  Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class R shares are sold without a front-end or deferred sales charge, have a higher level of expenses than Class A shares, and are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Trustees as of June 30, 2011:

	Total Investments	% of Net Assets
Income	$280,776,679	12.6%
Long Term Income	8,882,896	5.9%
Short Duration Income	84,354,295	2.5%
Ultra-Short Income	4,400,574	0.9%
High Yield	929,964	1.5%
Government	1,008,028	3.0%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.  In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$6,529,351	$24,237,050	$96	$30,766,497
Asset backed securities	-	45,873,530	-	45,873,530
Collateralized mortgage-backed obligations	-	20,689,574	-	20,689,574
Commercial mortgage-backed securities	-	24,394,614	-	24,394,614
Corporate debt	-	1,457,116,825	10,169,161	1,467,285,986
Municipal obligations	-	229,402,470	-	229,402,470
U.S. government obligations	-	225,499,071	-	225,499,071
Other debt obligations	-	156,768,763	-	156,768,763
TOTAL	$6,529,351	$2,183,981,897	$10,169,257*	$2,200,680,505

Other financial instruments**	($3,610,379)	-	-	($3,610,379)

* Level 3 securities represent 0.5% of net assets.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Short Duration Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$6,079,043	$7,350,000	-	$13,429,043
Asset backed securities	-	219,688,738	-	219,688,738
Collateralized mortgage-backed obligations	-	43,573,176	-	43,573,176
Commercial mortgage-backed securities	-	291,890,340	-	291,890,340
Corporate debt	-	2,056,213,284	$659	2,056,213,943
Municipal obligations	-	187,697,829	-	187,697,829
U.S. government obligations	-	146,765,393	-	146,765,393
Other debt obligations	-	332,111,901	-	332,111,901
TOTAL	$6,079,043	$3,285,290,661	$659*	$3,291,370,363

Other financial instruments**	($5,036,041)	-	-	($5,036,041)

* Level 3 securities represent 0.0% of net assets.

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Long Term Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$118,411	$1,210,500	$-	$1,328,911
Asset backed securities	-	1,444,339	-	1,444,339
Collateralized mortgage-backed obligations	-	954,877	-	954,877
Commercial mortgage-backed securities	-	5,955,766	-	5,955,766
Corporate debt	-	97,690,981	-	97,690,981
Municipal obligations	-	3,770,011	-	3,770,011
Other debt obligations	-	11,633,565	-	11,633,565
U.S. government obligations	-	25,869,727	-	25,869,727
TOTAL	$118,411	$148,529,766	$-	$148,648,177

Other financial instruments*	$9,878	-	-	$9,878

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Ultra-Short Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$65,813	$700,000	-	$765,813
Asset backed securities	-	90,715,821	-	90,715,821
Collateralized mortgage-backed obligations	-	2,546,892	-	2,546,892
Commercial mortgage-backed securities	-	99,209,671	-	99,209,671
Corporate debt	-	235,543,376	-	235,543,376
Municipal obligations	-	8,540,000	-	8,540,000
Other debt obligations	-	32,574,436	-	32,574,436
U.S. government obligations	-	9,389,841	-	9,389,841
TOTAL	$65,813	$479,220,037	$-	$479,285,850

Other financial instruments*	($306,346)	-	-	($306,346)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Government	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset backed securities	-	$450,852	-	$450,852
Collateralized mortgage-backed obligations	-	15,896	-	15,896
Commercial mortgage-backed securities	-	645,100	-	645,100
Corporate debt	-	12,030,089	-	12,030,089
Other debt obligations	-	19,589,992	-	19,589,992
U.S. government obligations	-	774,827	-	774,827
TOTAL	$-	$33,506,756	$-	$33,506,756

Other financial instruments*	$36,177	-	-	$36,177

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

High Yield Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	-	-	$158	$158
Corporate debt	-	$56,270,727	601	56,271,328
Municipal obligations	-	100,038	-	100,038
Other debt obligations	-	4,166,298	-	4,166,298
U.S. government obligations	-	370,000	-	370,000
TOTAL	-	$60,907,063	$759*	$60,907,822

* Level 3 securities represent 0.0 % of net assets.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations.  The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of interest rates.  The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.

Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund’s duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund’s custodian.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See Schedule of Investments footnotes.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as income in the accompanying financial statements.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I and Class R shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits may be used to reduce the Fund’s expenses.  Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2011, and net realized capital loss carryforwards as of September 30, 2010 with expiration dates:

	Income	Long-Term Income	Short Duration Income	Ultra-Short Income
Federal income tax cost of investments	$2,426,732,981	$144,462,095	$3,258,583,583	$479,207,418
Unrealized appreciation	73,073,785	5,826,383	69,265,480	2,358,335
Unrealized depreciation	(299,126,261)	(1,640,301)	(36,478,700)	(2,279,903)
Net unrealized appreciation/ (depreciation)	($226,052,476)	$4,186,082	$32,786,780	$78,432

	Government	High Yield
Federal income tax cost of investments	$33,101,991	$59,098,005
Unrealized appreciation	482,160	2,793,159
Unrealized depreciation	(77,395)	(983,342)
Net unrealized appreciation/ (depreciation)	$404,765	$1,809,817

CAPITAL LOSS CARRYFORWARDS

Expiration Date	Income	High Yield
30-Sept-2011	-	$1,025,886
30-Sept-2012	-	791,075
30-Sept-2013	$141,901	-
30-Sept-2014	336,178	-
30-Sept-2015	-	476,585
30-Sept-2016	12,997,968	-
30-Sept-2017	1,783,942	924,312
30-Sept-2018	265,587,678	15,613

Income Fund’s use of net capital loss carryforwards acquired from Summit Apex Bond may be limited under certain tax provisions. Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C — REORGANIZATION

On December 8, 2010, the Board of Trustees approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert Short-Term Government Fund (“Short-Term Government”) for shares of the acquiring portfolio, Calvert Government Fund (“Government”) and the assumption of the liabilities of Short-Term Government.  Shareholders approved the Plan at a meeting on April 15, 2011 and the reorganization took place on April 29, 2011.

The acquisition was accomplished by a tax-free exchange of the following shares:

		ACQUIRING
MERGED PORTFOLIO	SHARES	PORTFOLIO	SHARES	VALUE
Short-Term Government, Class A	55,201	Government, Class A	172,034	$2,879,910
Short-Term Government, Class I	426,651	Government, Class I	1,327,358	$22,220,781

For financial reporting purposes, assets received and shares issued by Government were recorded at fair value; however, the cost basis of the investments received from Short-Term Government were carried forward to align ongoing reporting of Government’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		UNREALIZED
		APPRECIATION	ACQUIRING
MERGED PORTFOLIO	NET ASSETS	(DEPRECIATION)	PORTFOLIO	NET ASSETS
Short-Term Government	$25,100,691	$295,187	Government	$6,760,223

NOTE D – SUBSEQUENT EVENT

Effective July 29, 2011, High Yield began to offer Class Y shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.

Item 2. Controls and Procedures.

(a)       The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)       There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:   August 26, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:   August 26, 2011

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:   August 26, 2011